UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:         811-09805

    Prudential Investment Portfolios 3

Exact name of registrant as specified in charter:

    Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

    Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code:          800-225-1852

Date of fiscal year end:         2/28/2011

Date of reporting period:         8/31/2010

Item 1 – Reports to Stockholders –

SEMIANNUAL REPORT	AUGUST 31, 2010

Prudential Jennison Select Growth Fund

Fund Type Large cap stock Objective Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

October 15, 2010

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Jennison Select Growth Fund

Prudential Jennison Select Growth Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.84%; Class B, 2.54%; Class C, 2.54%; Class L, 2.04%; Class M, 2.54%; Class X, 2.54%; Class Z, 1.54%. Net operating expenses: Class A, 1.79%; Class B, 2.54%; Class C, 2.54%; Class L, 2.04%; Class M, 2.54%; Class X, 2.54%; Class Z, 1.54%, after contractual reduction through 6/30/2011.

Cumulative Total Returns (Without Sales Charges) as of 8/31/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–6.83%	5.74%	1.94%	–37.08%	—
Class B	–7.20	4.98	–1.71	–41.59	—
Class C	–7.20	4.98	–1.71	–41.59	—
Class L	–7.01	5.45	N/A	N/A	–18.04% (10/29/07)
Class M	–7.20	4.98	N/A	N/A	–19.18 (10/29/07)
Class X	–7.20	4.98	N/A	N/A	–19.18 (10/29/07)
Class Z	–6.79	6.06	3.24	–35.48	—
Russell 1000 Growth Index	–4.65	6.14	0.52	–42.35	—
S&P 500 Index	–4.02	4.93	–4.45	–16.70	—
Lipper Large-Cap Growth Funds Avg.	–5.54	3.88	–4.40	–34.37	—

Average Annual Total Returns (With Sales Charges) as of 9/30/10
		One Year	Five Years	Ten Years	Since Inception
Class A		6.10%	0.90%	–2.86%	—
Class B		6.41	1.11	–3.03	—
Class C		10.59	1.30	–3.03	—
Class L		5.61	N/A	N/A	–5.06% (10/29/07)
Class M		5.41	N/A	N/A	–4.91 (10/29/07)
Class X		5.59	N/A	N/A	–4.91 (10/29/07)
Class Z		12.72	2.33	–2.05	—
Russell 1000 Growth Index		12.65	2.06	–3.44	—
S&P 500 Index		10.18	0.64	–0.43	—
Lipper Large-Cap Growth Funds Avg.		10.19	0.88	–2.93	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Class Z shares are not subject to a 12b-1 fee. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 8/31/10 is –23.54% for Class L, Class M, and Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 9/30/10 is –5.57% for Class L, Class M, and Class X.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the U.S. have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 8/31/10 is –27.66% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 9/30/10 is –7.85% for Class L, Class M, and Class X.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 8/31/10 is –28.06% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/10 is –7.52% for Class L, Class M, and Class X.

Investors cannot invest directly in an index or average. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Growth Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Prudential Jennison Select Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 8/31/10
Apple, Inc., Computers & Peripherals	5.7%
Amazon.com, Inc., Internet & Catalog Retail	4.5
VMware, Inc. (Class A Stock), Software	3.9
Walt Disney Co. (The), Media	3.7
NetApp, Inc., Computers & Peripherals	4.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/10
Computers & Peripherals	10.8%
IT Services	8.5
Software	8.2
Communications Equipment	6.7
Textiles, Apparel & Luxury Goods	6.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2010, at the beginning of the period, and held through the six-month period ended August 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Jennison Select Growth Fund	5

Fees and Expenses (continued)

expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Select Growth Fund		Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$931.70	1.72%	$8.37
	Hypothetical	$1,000.00	$1,016.53	1.72%	$8.74

Class B	Actual	$1,000.00	$928.00	2.47%	$12.00
	Hypothetical	$1,000.00	$1,012.75	2.47%	$12.53

Class C	Actual	$1,000.00	$928.00	2.47%	$12.00
	Hypothetical	$1,000.00	$1,012.75	2.47%	$12.53

Class L	Actual	$1,000.00	$929.90	1.97%	$9.58
	Hypothetical	$1,000.00	$1,015.27	1.97%	$10.01

Class M	Actual	$1,000.00	$928.00	2.47%	$12.00
	Hypothetical	$1,000.00	$1,012.75	2.47%	$12.53

Class X	Actual	$1,000.00	$928.00	2.47%	$12.00
	Hypothetical	$1,000.00	$1,012.75	2.47%	$12.53

Class Z	Actual	$1,000.00	$932.10	1.47%	$7.16
	Hypothetical	$1,000.00	$1,017.80	1.47%	$7.48

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2010, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of August 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.3%
COMMON STOCKS

Aerospace & Defense 6.3%
57,052	Boeing Co. (The)	$3,487,589
31,248	Precision Castparts Corp.	3,536,649
48,684	United Technologies Corp.	3,174,683

		10,198,921

Biotechnology 2.2%
68,883	Celgene Corp.(a)	3,548,852

Capital Markets 2.7%
177,103	Charles Schwab Corp. (The)	2,259,834
15,827	Goldman Sachs Group, Inc. (The)	2,167,350

		4,427,184

Communications Equipment 6.7%
186,200	Cisco Systems, Inc.(a)	3,733,310
165,100	Juniper Networks, Inc.(a)	4,490,720
67,958	QUALCOMM, Inc.	2,603,471

		10,827,501

Computers & Peripherals 10.8%
37,834	Apple, Inc.(a)	9,207,660
61,306	Hewlett-Packard Co.	2,359,055
148,291	NetApp, Inc.(a)	5,996,888

		17,563,603

Construction & Engineering 0.9%
83,968	Quanta Services, Inc.(a)(b)	1,506,386

Diversified Financial Services 1.6%
70,405	JPMorgan Chase & Co.	2,559,926

Electronic Equipment & Instruments 1.4%
82,719	Agilent Technologies, Inc.(a)	2,230,931

Energy Equipment & Services 2.9%
87,144	Schlumberger Ltd.	4,647,390

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	7

Portfolio of Investments

as of August 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Food Products 3.2%
53,129	Mead Johnson Nutrition Co.	$2,772,803

90,672	Unilever PLC (United Kingdom), ADR(b)	2,408,248

		5,181,051

Healthcare Equipment & Supplies 2.6%
26,221	Alcon, Inc.	4,253,046

Healthcare Providers & Services 3.4%
80,311	Express Scripts, Inc.(a)	3,421,248
48,812	Medco Health Solutions, Inc.(a)	2,122,346

		5,543,594

Hotels, Restaurants & Leisure 1.9%
96,154	Marriott International, Inc. (Class A Stock)(b)	3,077,890

Household Products 1.4%
31,405	Colgate-Palmolive Co.	2,318,945

Internet & Catalog Retail 4.5%
58,329	Amazon.com, Inc.(a)	7,281,209

Internet Software & Services 5.1%
46,627	Baidu, Inc. (China), ADR(a)	3,656,956
10,414	Google, Inc. (Class A Stock)(a)	4,686,508

		8,343,464

IT Services 8.5%
40,549	International Business Machines Corp.	4,996,853
20,400	MasterCard, Inc. (Class A Stock)(b)	4,046,544
69,931	Visa, Inc. (Class A Stock)	4,823,841

		13,867,238

Media 3.7%
185,140	Walt Disney Co. (The)	6,033,713

Multiline Retail 3.8%
89,655	Dollar General Corp.(a)	2,448,478
72,300	Target Corp.	3,698,868

		6,147,346

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 2.1%
45,924	Occidental Petroleum Corp.	$3,356,126

Pharmaceuticals 6.3%

71,302	Abbott Laboratories	3,518,041
36,820	Allergan, Inc.	2,261,484
29,734	Shire PLC (Ireland), ADR(b)	1,923,790
49,158	Teva Pharmaceutical Industries Ltd. (Israel), ADR	2,486,411

		10,189,726

Semiconductors & Semiconductor Equipment 1.5%
140,694	Intel Corp.	2,493,098

Software 8.2%
161,400	Adobe Systems, Inc.(a)	4,480,464
104,375	Microsoft Corp.	2,450,725
80,684	VMware, Inc. (Class A Stock)(a)(b)	6,339,342

		13,270,531

Textiles, Apparel & Luxury Goods 6.6%
90,488	Coach, Inc.	3,243,090
71,296	NIKE, Inc. (Class B Stock)(b)	4,990,720
32,626	Polo Ralph Lauren Corp.	2,471,093

		10,704,903

	Total long-term investments (cost $129,922,446)	159,572,574

SHORT-TERM INVESTMENT 15.0%

Affiliated Money Market Mutual Fund
24,328,236	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $24,328,236; includes $20,527,370 of cash collateral received for securities on loan) (Note 3)(c)(d)	24,328,236

	Total Investments 113.3% (cost $154,250,682; Note 5)	183,900,810
	Liabilities in excess of other assets (13.3%)	(21,622,973)

	Net Assets 100.0%	$162,277,837

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	9

Portfolio of Investments

as of August 31, 2010 (Unaudited) continued

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $19,973,586; cash collateral of $20,527,370 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$159,572,574	$—	$—
Affiliated Money Market Mutual Fund	24,328,236	—	—

Total	$183,900,810	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2010 were as follows:

Affiliated Money Market Mutual Fund (including 12.6% of collateral received for securities on loan)	15.0%
Computers & Peripherals	10.8
IT Services	8.5
Software	8.2
Communications Equipment	6.7
Textiles, Apparel & Luxury Goods	6.6
Aerospace & Defense	6.3
Pharmaceuticals	6.3
Internet Software & Services	5.1

See Notes to Financial Statements.

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Internet & Catalog Retail	4.5%
Multiline Retail	3.8
Media	3.7
Healthcare Providers & Services	3.4
Food Products	3.2
Energy Equipment & Services	2.9
Capital Markets	2.7
Healthcare Equipment & Supplies	2.6
Biotechnology	2.2
Oil, Gas & Consumable Fuels	2.1
Hotels, Restaurants & Leisure	1.9
Diversified Financial Services	1.6
Semiconductors & Semiconductor Equipment	1.5
Electronic Equipment & Instruments	1.4
Household Products	1.4
Construction & Engineering	0.9

113.3
Liabilities in excess of other assets	(13.3)

100.0%

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	11

Statement of Assets and Liabilities

as of August 31, 2010 (Unaudited)

Assets
Investments at value, including securities on loan of $19,973,586:
Unaffiliated investments (cost $129,922,446)	$159,572,574
Affiliated investments (cost $24,328,236)	24,328,236
Cash	2,413
Dividends receivable	200,985
Receivable for Fund shares sold	51,163
Foreign tax reclaim receivable	28,897
Prepaid expenses	4,013

Total assets	184,188,281

Liabilities
Payable to broker for collateral for securities on loan	20,527,370
Payable for investments purchased	478,616
Payable for Fund shares reacquired	455,454
Accrued expenses and other liabilities	175,659
Management fee payable	130,720
Distribution fee payable	69,183
Affiliated transfer agent fee payable	65,262
Deferred trustees’ fees	8,180

Total liabilities	21,910,444

Net Assets	$162,277,837

Net assets were comprised of:
Shares of beneficial interest, at par	$24,315
Paid-in capital in excess of par	261,480,358

261,504,673
Accumulated net investment loss	(974,516)
Accumulated net realized loss on investments	(127,902,448)
Net unrealized appreciation on investments	29,650,128

Net assets, August 31, 2010	$162,277,837

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($97,981,117 ÷ 14,369,533 shares of beneficial interest issued and outstanding)	$6.82
Maximum sales charge (5.50% of offering price)	.40

Maximum offering price to public	$7.22

Class B
Net asset value, offering price and redemption price per share
($6,857,917 ÷ 1,084,988 shares of beneficial interest issued and outstanding)	$6.32

Class C
Net asset value, offering price and redemption price per share
($29,103,246 ÷ 4,607,151 shares of beneficial interest issued and outstanding)	$6.32

Class L
Net asset value, offering price and redemption price per share
($17,597,491 ÷ 2,599,039 shares of beneficial interest issued and outstanding)	$6.77

Class M
Net asset value, offering price and redemption price per share
($4,236,957 ÷ 670,277 shares of beneficial interest issued and outstanding)	$6.32

Class X
Net asset value, offering price and redemption price per share
($3,632,909 ÷ 574,880 shares of beneficial interest issued and outstanding)	$6.32

Class Z
Net asset value, offering price and redemption price per share
($2,868,200 ÷ 409,519 shares of beneficial interest issued and outstanding)	$7.00

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	13

Statement of Operations

Six Months Ended August 31, 2010 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $15,632)	$785,678
Affiliated income from securities loaned, net	9,558
Affiliated dividend income	5,521

Total income	800,757

Expenses
Management fee	815,234
Distribution fee—Class A	133,089
Distribution fee—Class B	38,859
Distribution fee—Class C	164,139
Distribution fee—Class L	50,302
Distribution fee—Class M	29,514
Distribution fee—Class X	23,951
Transfer agent’s fee and expenses (including affiliated expense of $156,000)	404,000
Registration fees	44,000
Reports to shareholders	44,000
Custodian’s fees and expenses	34,000
Legal fees and expenses	12,000
Insurance	11,000
Audit fee	11,000
Trustees’ fees	8,000
Loan interest expense (Note 7)	33
Miscellaneous expenses	9,459

Total expenses	1,832,580
Less: expense subsidy (Note 2)	(63,407)

Net expenses	1,769,173

Net investment loss	(968,416)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	7,646,066
Net change in unrealized appreciation (depreciation) on investments	(19,009,494)

Net loss on investments	(11,363,428)

Net Decrease In Net Assets Resulting From Operations	$(12,331,844)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2010	Year Ended February 28, 2010
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(968,416)	$(926,948)
Net realized gain on investments	7,646,066	16,509,444
Net change in unrealized appreciation (depreciation) on investments	(19,009,494)	46,165,657

Net increase (decrease) in net assets resulting from operations	(12,331,844)	61,748,153

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,878,135	21,582,925
Cost of shares reacquired	(17,876,669)	(33,152,585)

Net decrease in net assets resulting from Fund share transactions	(7,998,534)	(11,569,660)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	175,860	—

Total increase (decrease)	(20,154,518)	50,178,493

Net Assets
Beginning of period	182,432,355	132,253,862

End of period	$162,277,837	$182,432,355

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	15

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of three funds: Prudential Jennison Select Growth Fund (the “Fund”), Prudential Strategic Value Fund and Prudential Jennison Market Neutral Fund. These financial statements relate to Prudential Jennison Select Growth Fund, a non-diversified Fund. The financial statements of the Prudential Jennison Strategic Value Fund and Prudential Jennison Market Neutral Fund are not presented herein. The Trust was established as a Delaware business trust on January 28, 2000.

The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in approximately 40 equity-related securities that are selected by the Fund investment subadviser, as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor(s); to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors

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influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of August 31, 2010 there were no securities whose values were adjusted in accordance with procedures approved by the Board of Trustees.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt of sufficient credit quality securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days, are valued at current market quotations.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Prudential Jennison Select Growth Fund	17

Notes to Financial Statements

(Unaudited) continued

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI has entered into a sub-management agreement with Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential. PIM provides Jennison with certain research services and assists with maintenance of books and records as Jennison may request from time

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to time. PI pays for the services of the subadvisers and sub-manager, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .90% of the Funds’ average daily net assets up to and including $1 billion and .85% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90% for the six months ended August 31, 2010.

Prudential Investments LLC (“PI”), as the Investment Manager of the Fund, has contractually agreed to waive up to 0.07% of its management fee to the extent that Fund expenses exceed 1.25% (excluding 12b-1 fees and certain other fees) through June 30, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M and Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Funds’ Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. PIMS has contractually agreed to limit such expenses to ..25% of the average daily net assets of the Class A shares for the six months ended August 31, 2010.

PIMS has advised the Fund that it has received $27,785 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2010. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2010, it received $100, $7,286, $522, $1,836 and $937 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Jennison Select Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Fund’s security lending agent. For the six months ended August 31, 2010, PIM has been compensated approximately $3,200 for these services.

The Fund invests collateral received and short-term cash balances in the Prudential Core Taxable Money Market Series (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, excluding short-term investments, for the six months ended August 31, 2010, were $57,979,827 and $68,987,983, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$164,479,982	$24,393,844	$(4,973,016)	$19,420,828

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at February 28, 2010 of approximately $123,256,000 of which $82,010,000 expires in 2011, $14,571,000 expires in 2012 and $26,675,000 expires in 2017. The Fund

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utilized approximately $5,471,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended February 28, 2010. In addition, approximately $195,585,000 of its capital loss carryforward was written-off unused due to expiration. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M and Class X shares. Class A and L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. All investors who purchase Class A and L shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class M and X shares will automatically convert to Class A shares on a quarterly basis approximately eight and ten years after purchase, respectively. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

For the six months ended August 31, 2010, the Fund received $175,860 related to a third-party’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Fund’s statement of changes in net assets. Neither the Fund nor its affiliates were involved in the proceedings or the calculation of the payment.

Prudential Jennison Select Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2010:
Shares sold	1,049,978	$7,746,097
Shares reacquired	(1,403,873)	(10,300,680)

Net increase (decrease) in shares outstanding before conversion	(353,895)	(2,554,583)
Shares issued upon conversion from Class B, Class M and Class X	488,167	3,659,171

Net increase (decrease) in shares outstanding	134,272	$1,104,588

Year ended February 28, 2010:
Shares sold	2,110,388	$13,486,581
Shares reacquired	(3,069,393)	(19,446,173)

Net increase (decrease) in shares outstanding before conversion	(959,005)	(5,959,592)
Shares issued upon conversion from Class B, Class M and Class X	1,551,794	9,665,074

Net increase (decrease) in shares outstanding	592,789	$3,705,482

Class B
Six months ended August 31, 2010:
Shares sold	58,241	$403,474
Shares reacquired	(112,867)	(769,487)

Net increase (decrease) in shares outstanding before conversion	(54,626)	(366,013)
Shares reacquired upon conversion into Class A	(16,246)	(112,292)

Net increase (decrease) in shares outstanding	(70,872)	$(478,305)

Year ended February 28, 2010:
Shares sold	175,748	$1,046,024
Shares reacquired	(173,481)	(1,032,378)

Net increase (decrease) in shares outstanding before conversion	2,267	13,646
Shares reacquired upon conversion into Class A	(120,221)	(656,291)

Net increase (decrease) in shares outstanding	(117,954)	$(642,645)

Class C
Six months ended August 31, 2010:
Shares sold	126,941	$875,203
Shares reacquired	(418,787)	(2,883,710)

Net increase (decrease) in shares outstanding	(291,846)	$(2,008,507)

Year ended February 28, 2010:
Shares sold	648,308	$3,800,838
Shares reacquired	(905,933)	(5,519,602)

Net increase (decrease) in shares outstanding	(257,625)	$(1,718,764)

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Class L	Shares	Amount
Six months ended August 31, 2010:
Shares sold	974	$7,319
Shares reacquired	(227,956)	(1,681,098)

Net increase (decrease) in shares outstanding	(226,982)	$(1,673,779)

Year ended February 28, 2010:
Shares sold	7,835	$54,154
Shares reacquired	(502,383)	(3,211,236)

Net increase (decrease) in shares outstanding	(494,548)	$(3,157,082)

Class M
Six months ended August 31, 2010:
Shares sold	3,209	$22,373
Shares reacquired	(83,095)	(567,239)

Net increase (decrease) in shares outstanding before conversion	(79,886)	(544,866)
Shares reacquired upon conversion into Class A	(299,038)	(2,075,670)

Net increase (decrease) in shares outstanding	(378,924)	$(2,620,536)

Year ended February 28, 2010:
Shares sold	17,679	$97,594
Shares reacquired	(324,707)	(1,845,883)

Net increase (decrease) in shares outstanding before conversion	(307,028)	(1,748,289)
Shares reacquired upon conversion into Class A	(936,528)	(5,420,884)

Net increase (decrease) in shares outstanding	(1,243,556)	$(7,169,173)

Class X
Six months ended August 31, 2010:
Shares sold	517	$3,577
Shares reacquired	(67,259)	(461,502)

Net increase (decrease) in shares outstanding before conversion	(66,742)	(457,925)
Shares reacquired upon conversion into Class A	(210,146)	(1,471,209)

Net increase (decrease) in shares outstanding	(276,888)	$(1,929,134)

Year ended February 28, 2010:
Shares sold	15,946	$105,445
Shares reacquired	(169,655)	(1,004,467)

Net increase (decrease) in shares outstanding before conversion	(153,709)	(899,022)
Shares reacquired upon conversion into Class A	(604,147)	(3,587,899)

Net increase (decrease) in shares outstanding	(757,856)	$(4,486,921)

Prudential Jennison Select Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended August 31, 2010:
Shares sold	108,506	$820,092
Shares reacquired	(157,243)	(1,212,953)

Net increase (decrease) in shares outstanding	(48,737)	$(392,861)

Year ended February 28, 2010:
Shares sold	482,230	$2,992,289
Shares reacquired	(162,303)	(1,092,846)

Net increase (decrease) in shares outstanding	319,927	$1,899,443

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .15% of the unused portion of the renewed SCA. The expiration date of the SCA will be October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund utilized the line of credit during the six months ended August 31, 2010. The average daily balance for the 3 days the Fund had loans outstanding during the period was $278,000 at a weighted average interest rate of 1.421%.

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2010(a)		2010(a)		2009(a)		2008(a)		2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.32		$4.94		$7.21		$7.27		$7.28	$6.21
Income (loss) from investment operations
Net investment loss	(.03)		(.02)		(.05)		(.04)		(.07)	(.07)
Net realized and unrealized gain (loss) on investment transactions	(.48)		2.40		(2.22)		(.02)		.06	1.14
Total from investment operations	(.51)		2.38		(2.27)		(.06)		(.01)	1.07
Capital Contributions	.01		-		-		-		-	-
Net asset value, end of period	$6.82		$7.32		$4.94		$7.21		$7.27	$7.28
Total Return(b):	(6.83)%		48.18%		(31.48)%		(.83)%		(.14)%	17.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$97,981		$104,234		$67,381		$87,213		$8,933	$18,621
Average net assets (000)	$105,611		$90,593		$85,895		$41,353		$10,008	$14,606
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.72%	(e)(f)	1.75%	(e)	1.71%	(e)	1.71%	(e)	1.85%	1.78%
Expenses, excluding distribution and service (12b-1) fees	1.47%	(e)(f)	1.50%	(e)	1.46%	(e)	1.46%	(e)	1.60%	1.53%
Net investment loss	(.83)%	(e)(f)	(.27)%	(e)	(.75)%	(e)	(.55)%	(e)	(1.04)%	(1.01)%
For Class A, B, C, L, M, X and Z shares:
Portfolio turnover	33%	(g)	85%		132%		187%		86%	164%

(a) Calculations are based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.

(e) As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 1.79%, 1.54% and (.90)%, respectively, for the six months ended August 31, 2010, 1.82%, 1.57% and (.34)%, respectively, for the year ended February 28, 2010, 1.78%, 1.53% and (.82)%, respectively, for the year ended February 28, 2009 and 1.74%, 1.49% and (.58)%, respectively, for the year ended February 29, 2008.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	25

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2010(a)		2010(a)		2009(a)		2008(a)		2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.81		$4.63		$6.81		$6.92		$6.97	$6.00
Income (loss) from investment operations
Net investment loss	(.05)		(.06)		(.09)		(.10)		(.12)	(.12)
Net realized and unrealized gain (loss) on investment transactions	(.45)		2.24		(2.09)		(.01)		.07	1.09
Total from investment operations	(.50)		2.18		(2.18)		(.11)		(.05)	.97
Capital Contributions	.01		-		-		-		-	-
Net asset value, end of period	$6.32		$6.81		$4.63		$6.81		$6.92	$6.97
Total Return(b):	(7.20)%		47.08%		(32.01)%		(1.59)%		(.72)%	16.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,858		$7,875		$5,898		$11,806		$30,329	$43,520
Average net assets (000)	$7,709		$7,148		$8,780		$17,664		$35,402	$46,586
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.47%	(d)(e)	2.50%	(d)	2.46%	(d)	2.46%	(d)	2.60%	2.53%
Expenses, excluding distribution and service (12b-1) fees	1.47%	(d)(e)	1.50%	(d)	1.46%	(d)	1.46%	(d)	1.60%	1.53%
Net investment loss	(1.58)%	(d)(e)	(1.03)%	(d)	(1.40)%	(d)	(1.48)%	(d)	(1.79)%	(1.82)%

(a) Calculations are based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 2.54%, 1.54% and (1.65)%, respectively, for the six months ended August 31, 2010, 2.57%, 1.57% and (1.10)%, respectively, for the year ended February 28, 2010, 2.53%, 1.53% and (1.47)%, respectively, for the year ended February 28, 2009 and 2.49%, 1.49% and (1.51)%, respectively, for the year ended February 29, 2008.

(e) Annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2010(a)		2010(a)		2009(a)		2008(a)		2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.81		$4.63		$6.80		$6.92		$6.97	$6.00
Income (loss) from investment operations
Net investment loss	(.05)		(.06)		(.09)		(.09)		(.12)	(.12)
Net realized and unrealized gain (loss) on investment transactions	(.45)		2.24		(2.08)		(.03)		.07	1.09
Total from investment operations	(.50)		2.18		(2.17)		(.12)		(.05)	.97
Capital Contributions	.01		-		-		-		-	-
Net asset value, end of period	$6.32		$6.81		$4.63		$6.80		$6.92	$6.97
Total Return(b):	(7.20)%		47.08%		(31.91)%		(1.73)%		(.72)%	16.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,103		$33,358		$23,861		$39,541		$16,284	$24,221
Average net assets (000)	$32,563		$30,887		$32,885		$25,312		$19,426	$25,883
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.47%	(d)(e)	2.50%	(d)	2.46%	(d)	2.46%	(d)	2.60%	2.53%
Expenses, excluding distribution and service (12b-1) fees	1.47%	(d)(e)	1.50%	(d)	1.46%	(d)	1.46%	(d)	1.60%	1.53%
Net investment loss	(1.58)%	(d)(e)	(1.04)%	(d)	(1.45)%	(d)	(1.36)%	(d)	(1.79)%	(1.82)%

(a) Calculations are based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 2.54%, 1.54% and (1.65)%, respectively, for the six months ended August 31, 2010, 2.57%, 1.57% and (1.11)%, respectively, for the year ended February 28, 2010, 2.53%, 1.53% and (1.52)%, respectively, for the year ended February 28, 2009 and 2.49%, 1.49% and (1.39)%, respectively, for the year ended February 29, 2008.

(e) Annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	27

Financial Highlights

(Unaudited) continued

Class L Shares
	Six Months Ended August 31,		Year Ended February 28,				October 29, 2007(a) through February 29,
	2010(b)		2010(b)		2009(b)		2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.28		$4.92		$7.20		$8.26
Income (loss) from investment operations
Net investment loss	(.04)		(.04)		(.05)		(.02)
Net realized and unrealized gain (loss) on investment transactions	(.48)		2.40		(2.23)		(1.04)
Total from investment operations	(.52)		2.36		(2.28)		(1.06)
Capital Contributions	.01		-		-		-
Net asset value, end of period	$6.77		$7.28		$4.92		$7.20
Total Return(c):	(7.01)%		47.97%		(31.67)%		(12.83)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,597		$20,573		$16,347		$29,541
Average net assets (000)	$19,958		$19,649		$24,123		$33,160
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.97%	(e)(f)	2.00%	(e)	1.96%	(e)	1.96%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.47%	(e)(f)	1.50%	(e)	1.46%	(e)	1.46%	(e)(f)
Net investment loss	(1.09)%	(e)(f)	(.55)%	(e)	(.82)%	(e)	(.59)%	(e)(f)

(a) Inception date of Class L shares.

(b) Calculations are based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class L. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 2.04%, 1.54% and (1.16)%, respectively, for the six months ended August 31, 2010, 2.07%, 1.57% and (.62)%, respectively, for the year ended February 28, 2010, 2.03%, 1.53% and (.89)%, respectively, for the year ended February 28, 2009 and 1.99%, 1.49% and (.62)%, respectively, for the period ended February 29, 2008.

(f) Annualized.

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Class M Shares
	Six Months Ended August 31,		Year Ended February 28,				October 29, 2007(a) through February 29,
	2010(b)		2010(b)		2009(b)		2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.81		$4.63		$6.81		$7.82
Income (loss) from investment operations
Net investment loss	(.06)		(.07)		(.07)		(.03)
Net realized and unrealized gain (loss) on investment transactions	(.44)		2.25		(2.11)		(.98)
Total from investment operations	(.50)		2.18		(2.18)		(1.01)
Capital Contributions	.01		-		-		-
Net asset value, end of period	$6.32		$6.81		$4.63		$6.81
Total Return(c):	(7.20)%		47.08%		(32.01)%		(12.92)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,237		$7,150		$10,617		$44,006
Average net assets (000)	$5,855		$9,025		$23,996		$58,596
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.47%	(e)(f)	2.50%	(e)	2.46%	(e)	2.46%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.47%	(e)(f)	1.50%	(e)	1.46%	(e)	1.46%	(e)(f)
Net investment loss	(1.60)%	(e)(f)	(1.13)%	(e)	(1.10)%	(e)	(1.08)%	(e)(f)

(a) Inception date of Class M shares.

(b) Calculations are based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class M. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 2.54%, 1.54% and (1.67)%, respectively, for the six months ended August 31, 2010, 2.57%, 1.57% and (1.20)%, respectively, for the year ended February 28, 2010, 2.53%, 1.53% and (1.17)%, respectively, for the year ended February 28, 2009 and 2.49%, 1.49% and (1.11)%, respectively, for the period ended February 29, 2008.

(f) Annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	29

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended August 31,		Year Ended February 28,				October 29, 2007(a) through February 29,
	2010(b)		2010(b)		2009(b)		2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.81		$4.63		$6.81		$7.82
Income (loss) from investment operations
Net investment loss	(.06)		(.07)		(.08)		(.03)
Net realized and unrealized gain (loss) on investment transactions	(.44)		2.25		(2.10)		(.98)
Total from investment operations	(.50)		2.18		(2.18)		(1.01)
Capital Contributions	.01		-		-		-
Net asset value, end of period	$6.32		$6.81		$4.63		$6.81
Total Return(c):	(7.20)%		47.08%		(32.01)%		(12.92)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,633		$5,802		$7,451		$15,152
Average net assets (000)	$4,752		$7,081		$12,140		$17,003
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.47%	(e)(f)	2.50%	(e)	2.46%	(e)	2.46%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.47%	(e)(f)	1.50%	(e)	1.46%	(e)	1.46%	(e)(f)
Net investment loss	(1.60)%	(e)(f)	(1.12)%	(e)	(1.29)%	(e)	(1.09)%	(e)(f)

(a) Inception date of Class X shares.

(b) Calculations are based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class X. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 2.54%, 1.54% and (1.67)%, respectively, for the six months ended August 31, 2010, 2.57%, 1.57% and (1.19)%, respectively, for the year ended February 28, 2010, 2.53%, 1.53% and (1.36)%, respectively, for the year ended February 28, 2009 and 2.49%, 1.49% and (1.12)%, respectively, for the period ended February 29, 2008.

(f) Annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2010(a)		2010(a)		2009(a)		2008(a)		2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.51		$5.05		$7.35		$7.40		$7.39	$6.29
Income (loss) from investment operations
Net investment income (loss)	(.02)		.01		(.03)		(.04)		(.06)	(.06)
Net realized and unrealized gain (loss) on investment transactions	(.50)		2.45		(2.27)		(.01)		.07	1.16
Total from investment operations	(.52)		2.46		(2.30)		(.05)		.01	1.10
Capital Contributions	.01		-		-		-		-	-
Net asset value, end of period	$7.00		$7.51		$5.05		$7.35		$7.40	$7.39
Total Return(b):	(6.79)%		48.71%		(31.29)%		(.68)%		.14%	17.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,868		$3,440		$699		$1,257		$1,633	$2,249
Average net assets (000)	$3,252		$2,692		$1,024		$1,478		$1,952	$2,523
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.47%	(d)(e)	1.50%	(d)	1.46%	(d)	1.46%	(d)	1.60%	1.53%
Expenses, excluding distribution and service (12b-1) fees	1.47%	(d)(e)	1.50%	(d)	1.46%	(d)	1.46%	(d)	1.60%	1.53%
Net investment income (loss)	(.60)%	(d)(e)	.11%	(d)	(.42)%	(d)	(.54)%	(d)	(.80)%	(.82)%

(a) Calculations are based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 1.54%, 1.54% and (.67)%, respectively, for the six months ended August 31, 2010, 1.57%, 1.57% and .04%, respectively, for the year ended February 28, 2010, 1.53%, 1.53% and (.49)%, respectively, for the year ended February 28, 2009 and 1.49%, 1.49% and (.57)%, respectively, for the year ended February 29, 2008.

(e) Annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	31

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison Select Growth Fund (the “Fund”)1 consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”), the Fund’s sub-management agreement with Prudential Investment Management, Inc. (“PIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 21-23, 2010 and approved the renewal of the agreements through July 31, 2011, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, and five-year periods ending December 31, 2009, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the

[1]	Prudential Jennison Select Growth Fund is a series of Prudential Investment Portfolios 3.

Prudential Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 21-23, 2010.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, between PI and PIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI, PIM and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the sub-manager and the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the sub-management services provided by PIM and the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

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The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and Jennison. The Board noted that Jennison and PIM are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI, the sub-management services provided by PIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, PIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Large-Cap Growth Funds Performance Universe) was in the first quartile for the one-, three-, and five-year periods. The Board also noted that the Fund outperformed its benchmark index over all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps, or waivers) and total expenses both ranked in the fourth quartile. The Board considered that PI has agreed to reimburse the Fund and/or waive up to 0.070% of its fees to the extent that the Fund’s annual operating expenses exceed 1.250% (exclusive of 12b-1 fees and certain other fees) through June 30, 2011. The Board concluded that the management fees and total expenses were reasonable in light of the services provided and the Fund’s competitive performance.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the

Prudential Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser and the profitability of the sub-manager, each affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI, PIM and Jennison

The Board considered potential ancillary benefits that might be received by PI, PIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI or PIM included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI and PIM), as well as benefits to the reputation or other intangible benefits resulting from PI’s and PIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI, PIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Select Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Select Growth Fund
Share Class	A	B	C	L	M	X	Z
NASDAQ	SPFAX	SPFBX	SPFCX	JSGLX	JSGMX	JSGGX	SPFZX
CUSIP	74440K504	74440K603	74440K702	74440K801	74440K884	74440K876	74440K868

MF500E2     0188437-00001-00

SEMIANNUAL REPORT	AUGUST 31, 2010

Prudential Strategic Value Fund

Fund Type Large cap stock Objective Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

October 15, 2010

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Strategic Value Fund

Prudential Strategic Value Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.83%; Class B, 2.53%; Class C, 2.53%; Class Z, 1.53%. Net operating expenses: Class A, 1.78%; Class B, 2.53%; Class C, 2.53%; Class Z, 1.53%, after contractual reduction through 6/30/2011.

Cumulative Total Returns (Without Sales Charges) as of 8/31/10
	Six Months	One Year	Five Years	Since Inception
Class A	–4.90%	3.36%	–11.56%	2.75%
Class B	–5.31	2.56	–14.79	–4.22
Class C	–5.31	2.56	–14.79	–4.22
Class Z	–4.79	3.66	–10.41	5.27
Russell 1000 Value Index	–3.28	4.96	–8.15	22.88
S&P 500 Index	–4.02	4.93	–4.45	8.23
Lipper Large-Cap Value Funds Avg.	–5.42	2.11	–9.75	13.33

Average Annual Total Returns (With Sales Charges) as of 9/30/10
		One Year	Five Years	Since Inception
Class A		2.83%	–2.02%	0.58%
Class B		3.08	–1.80	0.43
Class C		7.08	–1.63	0.43
Class Z		9.18	–0.65	1.44
Russell 1000 Value Index		8.90	–0.48	3.00
S&P 500 Index		10.18	0.64	1.75
Lipper Large-Cap Value Funds Avg.		7.05	–0.74	2.10

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception date: 3/30/01.

The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Benchmark Definitions

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index which measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the U.S. have performed.

Lipper Large-Cap Value Funds Average

The Lipper Large-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index or average. The returns for the Russell 1000 Value Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Value Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Prudential Strategic Value Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 8/31/10
AT&T, Inc., Diversified Telecommunication Services	3.5%
Chevron Corp., Oil, Gas & Consumable Fuels	3.2
Pfizer, Inc., Pharmaceuticals	3.0
General Electric Co., Industrial Conglomerates	2.9
JPMorgan Chase & Co., Diversified Financial Services	2.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/10
Oil, Gas & Consumable Fuels	11.6%
Pharmaceuticals	9.1
Diversified Telecommunication Services	6.2
Insurance	5.2
Multi-Utilities	5.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2010, at the beginning of the period, and held through the six-month period ended August 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Strategic Value Fund	5

Fees and Expenses (continued)

expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Strategic Value Fund		Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$951.00	1.78%	$8.75
	Hypothetical	$1,000.00	$1,016.23	1.78%	$9.05

Class B	Actual	$1,000.00	$946.90	2.53%	$12.42
	Hypothetical	$1,000.00	$1,012.45	2.53%	$12.83

Class C	Actual	$1,000.00	$946.90	2.53%	$12.42
	Hypothetical	$1,000.00	$1,012.45	2.53%	$12.83

Class Z	Actual	$1,000.00	$952.10	1.53%	$7.53
	Hypothetical	$1,000.00	$1,017.49	1.53%	$7.78

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2010, and divided by the 365 days in the Fund's fiscal year ending February 28, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of August 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.9%
COMMON STOCKS

Aerospace & Defense 3.4%
4,500	General Dynamics Corp.	$251,415
3,300	Honeywell International, Inc.	128,997
3,400	ITT Corp.	144,500
2,100	L-3 Communications Holdings, Inc.	139,860
1,800	Lockheed Martin Corp.	125,136
4,100	Northrop Grumman Corp.	221,892
2,400	United Technologies Corp.	156,504

		1,168,304

Auto Components 0.2%
2,700	Johnson Controls, Inc.	71,631

Automobiles 0.4%
5,700	Harley-Davidson, Inc.	138,624

Beverages 1.0%
6,000	Coca-Cola Enterprises, Inc.	170,760
9,500	Constellation Brands, Inc. (Class A Stock)(a)	158,270

		329,030

Biotechnology 1.3%
8,700	Amgen, Inc.(a)	444,048

Building Products 0.3%
8,600	Masco Corp.	90,214

Capital Markets 2.8%
5,400	Federated Investors, Inc. (Class B Stock)	112,590
3,300	Goldman Sachs Group, Inc. (The)	451,902
6,400	Morgan Stanley	158,016
6,500	State Street Corp.	228,020

		950,528

Chemicals 1.6%
12,600	Dow Chemical Co. (The)	307,062
6,000	E.I. DuPont de Nemours & Co.	244,620

		551,682

See Notes to Financial Statements.

Prudential Strategic Value Fund	7

Portfolio of Investments

as of August 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks 4.8%
6,200	BB&T Corp.	$137,144
1,500	Comerica, Inc.	51,615
4,700	PNC Financial Services Group, Inc.	239,512
7,444	Regions Financial Corp.	47,865
4,000	SunTrust Banks, Inc.	89,960
16,200	U.S. Bancorp	336,960
29,756	Wells Fargo & Co.	700,754
1,600	Zions Bancorporation	29,488

		1,633,298

Commercial Services & Supplies 1.4%
4,800	Avery Dennison Corp.	156,096
2,500	Cintas Corp.	63,725
6,700	Pitney Bowes, Inc.	128,908
8,300	R.R. Donnelley & Sons Co.	125,703

		474,432

Communications Equipment 0.4%
3,100	Harris Corp.	130,417

Computers & Peripherals 1.5%
10,400	Dell, Inc.(a)	122,408
3,800	Hewlett-Packard Co.	146,224
4,700	Lexmark International, Inc. (Class A Stock)(a)	164,453
3,900	Western Digital Corp.(a)	94,185

		527,270

Construction & Engineering 0.4%
3,400	Fluor Corp.	151,844

Consumer Finance 0.4%
3,600	Capital One Financial Corp.	136,296

Containers & Packaging 0.8%
3,100	Ball Corp.	173,848
4,000	Owens-Illinois, Inc.(a)	100,240

		274,088

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Consumer Services 0.3%
7,800	H&R Block, Inc.	$100,230

Diversified Financial Services 5.0%
33,419	Bank of America Corp.	416,067
14,000	Citigroup, Inc.(a)	52,080
26,600	JPMorgan Chase & Co.	967,176
7,200	NASDAQ OMX Group, Inc. (The)(a)	128,952
5,900	NYSE Euronext	163,666

		1,727,941

Diversified Telecommunication Services 6.2%
43,820	AT&T, Inc.	1,184,455
5,100	CenturyLink, Inc.	184,416
5,977	Frontier Communications Corp.	46,202
23,800	Verizon Communications, Inc.	702,338

		2,117,411

Electric Utilities 4.1%
7,400	American Electric Power Co., Inc.	262,034
16,024	Duke Energy Corp.	275,453
6,600	Edison International	222,750
6,800	Exelon Corp.	276,896
5,200	FirstEnergy Corp.	189,956
4,000	Progress Energy, Inc.	171,640

		1,398,729

Electronic Equipment & Instruments 0.7%
15,700	Corning, Inc.	246,176

Energy Equipment & Services 1.9%
3,763	Baker Hughes, Inc.	141,413
8,600	Nabors Industries Ltd.(a)	134,848
5,900	National Oilwell Varco, Inc.	221,781
6,000	Rowan Cos., Inc.(a)	154,260

		652,302

Food & Staples Retailing 1.9%
3,500	CVS Caremark Corp.	94,500
8,900	Kroger Co. (The)	175,597

See Notes to Financial Statements.

Prudential Strategic Value Fund	9

Portfolio of Investments

as of August 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
8,700	Safeway, Inc.	$163,560
11,800	SUPERVALU, Inc.	114,696
2,400	Wal-Mart Stores, Inc.	120,336

		668,689

Food Products 2.3%
7,900	Archer-Daniels-Midland Co.	243,162
9,200	ConAgra Foods, Inc.	198,628
11,000	Dean Foods Co.(a)	112,530
5,702	Kraft Foods, Inc. (Class A Stock)	170,775
3,600	Sara Lee Corp.	51,984

		777,079

Healthcare Equipment & Supplies 0.5%
700	Baxter International, Inc.	29,792
4,400	Medtronic, Inc.	138,512

		168,304

Healthcare Providers & Services 3.5%
6,800	Aetna, Inc.	181,696
6,600	CIGNA Corp.	212,652
7,600	Coventry Health Care, Inc.(a)	147,060
11,700	UnitedHealth Group, Inc.	371,124
5,600	WellPoint, Inc.(a)	278,208

		1,190,740

Hotels, Restaurants & Leisure 1.2%
5,200	Carnival Corp.	162,136
2,700	Darden Restaurants, Inc.	111,402
6,200	Wyndham Worldwide Corp.	143,778

		417,316

Household Durables 1.4%
3,700	Fortune Brands, Inc.	165,723
9,200	Newell Rubbermaid, Inc.	138,184
4,152	Pulte Group, Inc.(a)	33,341
1,800	Whirlpool Corp.	133,488

		470,736

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Industrial Conglomerates 3.3%
68,800	General Electric Co.	$996,224
7,800	Textron, Inc.	133,146

		1,129,370

Insurance 5.2%
8,000	Allstate Corp. (The)	220,800
4,900	Assurant, Inc.	179,144
4,900	Chubb Corp.	270,088
3,000	Hartford Financial Services Group, Inc.	60,480
6,087	Lincoln National Corp.	142,192
6,700	MetLife, Inc.	251,920
10,700	Progressive Corp. (The)	211,860
3,200	Torchmark Corp.	157,920
5,900	Travelers Cos., Inc. (The)	288,982

		1,783,386

IT Services 1.8%
4,200	Computer Sciences Corp.	167,202
9,300	Convergys Corp.(a)	94,209
1,100	International Business Machines Corp.	135,553
8,500	Total System Services, Inc.	120,700
6,600	Western Union Co. (The)	103,488

		621,152

Machinery 0.8%
1,900	Deere & Co.	120,213
200	Eaton Corp.	13,896
2,500	Parker Hannifin Corp.	147,900

		282,009

Media 3.6%
11,950	CBS Corp. (Class B Stock)	165,149
5,350	Comcast Corp. (Class A Stock)	91,592
8,400	Gannett Co., Inc.	101,556
4,500	McGraw-Hill Cos., Inc. (The)	124,425
3,000	Meredith Corp.	87,780
7,600	Time Warner, Inc.	227,848
7,250	Viacom, Inc. (Class B Stock)	227,795
6,400	Walt Disney Co. (The)	208,576

		1,234,721

See Notes to Financial Statements.

Prudential Strategic Value Fund	11

Portfolio of Investments

as of August 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining 1.5%
10,800	Alcoa, Inc.	$110,268
2,300	Allegheny Technologies, Inc.	93,656
4,400	Nucor Corp.	161,832
3,500	United States Steel Corp.	148,785

		514,541

Multiline Retail 0.8%
4,400	J.C. Penney Co., Inc.	88,000
9,200	Macy’s, Inc.	178,848

		266,848

Multi-Utilities 5.2%
7,100	Ameren Corp.	199,297
5,000	Consolidated Edison, Inc.	237,650
7,100	Dominion Resources, Inc.	303,596
4,100	DTE Energy Co.	192,085
10,900	NiSource, Inc.	189,006
7,700	Public Service Enterprise Group, Inc.	246,092
4,500	Sempra Energy	229,140
7,700	Xcel Energy, Inc.	171,787

		1,768,653

Oil, Gas & Consumable Fuels 11.6%
3,300	Apache Corp.	296,505
8,900	Chesapeake Energy Corp.	184,052
14,800	Chevron Corp.	1,097,568
9,496	ConocoPhillips	497,875
4,900	Devon Energy Corp.	295,372
6,100	Exxon Mobil Corp.	360,876
3,400	Hess Corp.	170,850
8,300	Marathon Oil Corp.	253,067
3,400	Murphy Oil Corp.	182,104
4,600	Occidental Petroleum Corp.	336,168
3,700	Sunoco, Inc.	124,616
10,000	Valero Energy Corp.	157,700

		3,956,753

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Paper & Forest Products 0.4%
5,800	International Paper Co.	$118,668
1,434	Weyerhaeuser Co.	22,514

		141,182

Pharmaceuticals 9.1%
8,300	Eli Lilly & Co.	278,548
6,900	Forest Laboratories, Inc.(a)	188,301
11,800	Johnson & Johnson	672,836
14,800	King Pharmaceuticals, Inc.(a)	128,908
23,700	Merck & Co., Inc.	833,292
63,656	Pfizer, Inc.	1,014,040

		3,115,925

Road & Rail 1.2%
4,700	Norfolk Southern Corp.	252,296
3,800	Ryder System, Inc.	145,806

		398,102

Semiconductors & Semiconductor Equipment 0.1%
4,200	MEMC Electronic Materials, Inc.(a)	43,218

Software 0.8%
5,900	CA, Inc.	106,259
7,900	Microsoft Corp.	185,492

		291,751

Specialty Retail 2.1%
2,800	Abercrombie & Fitch Co. (Class A Stock)	96,880
2,800	Best Buy Co., Inc.	87,892
6,500	GameStop Corp. (Class A Stock)(a)	116,545
4,300	Home Depot, Inc. (The)	119,583
9,200	Lowe’s Cos., Inc.	186,760
6,100	RadioShack Corp.	112,728

		720,388

Textiles, Apparel & Luxury Goods 0.4%
2,000	VF Corp.	141,240

See Notes to Financial Statements.

Prudential Strategic Value Fund	13

Portfolio of Investments

as of August 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance 0.4%
10,900	Hudson City Bancorp, Inc.	$125,622

Tobacco 0.9%
11,600	Altria Group, Inc.	258,912
1,000	Philip Morris International, Inc.	51,440

		310,352

	Total Investments 98.9% (cost $37,701,751; Note 5)	33,852,572
	Other assets in excess of liabilities 1.1%	382,527

	Net Assets 100.0%	$34,235,099

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$33,852,572	$—	$—

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2010 were as follows:

Oil, Gas & Consumable Fuels	11.6%
Pharmaceuticals	9.1
Diversified Telecommunication Services	6.2

See Notes to Financial Statements.

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Insurance	5.2%
Multi-Utilities	5.2
Diversified Financial Services	5.0
Commercial Banks	4.8
Electric Utilities	4.1
Media	3.6
Healthcare Providers & Services	3.5
Aerospace & Defense	3.4
Industrial Conglomerates	3.3
Capital Markets	2.8
Food Products	2.3
Specialty Retail	2.1
Energy Equipment & Services	1.9
Food & Staples Retailing	1.9
IT Services	1.8
Chemicals	1.6
Computers & Peripherals	1.5
Metals & Mining	1.5
Commercial Services & Supplies	1.4
Household Durables	1.4
Biotechnology	1.3
Hotels, Restaurants & Leisure	1.2
Road & Rail	1.2
Beverages	1.0
Tobacco	0.9
Containers & Packaging	0.8
Machinery	0.8
Multiline Retail	0.8
Software	0.8
Electronic Equipment & Instruments	0.7
Healthcare Equipment & Supplies	0.5
Automobiles	0.4
Communications Equipment	0.4
Construction & Engineering	0.4
Consumer Finance	0.4
Paper & Forest Products	0.4
Textiles, Apparel & Luxury Goods	0.4
Thrifts & Mortgage Finance	0.4
Building Products	0.3
Diversified Consumer Services	0.3
Auto Components	0.2
Semiconductors & Semiconductor Equipment	0.1

98.9
Other assets in excess of liabilities	1.1

100.0%

See Notes to Financial Statements.

Prudential Strategic Value Fund	15

Statement of Assets and Liabilities

as of August 31, 2010 (Unaudited)

Assets
Investments, at value (cost $37,701,751)	$33,852,572
Cash	283,463
Receivable for investments sold	296,683
Dividends receivable	146,412
Prepaid expenses	858
Receivable for Fund shares sold	319

Total assets	34,580,307

Liabilities
Payable for investments purchased	139,384
Payable for Fund shares reacquired	84,435
Accrued expenses and other liabilities	74,432
Management fee payable	24,347
Distribution fee payable	15,724
Deferred trustees fees	4,594
Affiliated transfer agent fee payable	2,292

Total liabilities	345,208

Net Assets	$34,235,099

Net assets were comprised of:
Shares of beneficial interest, at par	$4,177
Paid in capital, in excess of par	46,104,823

46,109,000
Undistributed net investment income	95,504
Accumulated net realized loss on investment transactions	(8,120,226)
Net unrealized depreciation on investments	(3,849,179)

Net assets, August 31, 2010	$34,235,099

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($20,536,959 ÷ 2,470,489 shares of beneficial interest issued and outstanding)	$8.31
Maximum sales charge (5.5% of offering price)	.48

Maximum offering price to public	$8.79

Class B
Net asset value, offering price and redemption price per share ($1,484,827 ÷ 185,747 shares of beneficial interest issued and outstanding)	$7.99

Class C
Net asset value, offering price and redemption price per share ($11,039,100 ÷ 1,381,153 shares of beneficial interest issued and outstanding)	$7.99

Class Z
Net asset value, offering price and redemption price per share ($1,174,213 ÷ 139,319 shares of beneficial interest issued and outstanding)	$8.43

See Notes to Financial Statements.

Prudential Strategic Value Fund	17

Statement of Operations

Six Months Ended August 31, 2010 (Unaudited)

Net Investment Income
Income
Dividends	$502,219
Interest	29

Total income	502,248

Expenses
Management fee	155,341
Distribution fee—Class A	29,158
Distribution fee—Class B	8,713
Distribution fee—Class C	62,487
Transfer agent’s fees and expenses (including affiliated expense of $7,200)	40,000
Registration fees	26,000
Custodian’s fees and expenses	25,000
Legal fees and expenses	14,000
Reports to shareholders	14,000
Audit fee	11,000
Trustees’ fees	5,000
Insurance expenses	500
Miscellaneous expenses	5,928

Total expenses	397,127

Net investment income	105,121

Realized And Unrealized Loss On Investments
Net realized loss on investment transactions	(186,334)
Net change in unrealized appreciation (depreciation) on investments	(1,701,837)

Net loss on investments	(1,888,171)

Net Decrease In Net Assets Resulting From Operations	$(1,783,050)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2010	Year Ended February 28, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$105,121	$265,167
Net realized loss on investment transactions	(186,334)	(2,507,132)
Net change in unrealized appreciation (depreciation) on investments	(1,701,837)	18,828,351

Net increase (decrease) in net assets resulting from operations	(1,783,050)	16,586,386

Dividends from net investment income (Note 1)
Class A	(56,568)	(637,693)
Class B	(2,360)	(56,852)
Class C	(16,838)	(296,641)
Class Z	(3,569)	(33,099)

	(79,335)	(1,024,285)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	841,680	1,297,746
Net asset value of shares issued in reinvestment of dividends	75,537	934,925
Cost of shares reacquired	(4,484,064)	(10,065,414)

Net decrease in net assets resulting from Fund share transactions	(3,566,847)	(7,832,743)

Total increase (decrease)	(5,429,232)	7,729,358

Net Assets
Beginning of period	39,664,331	31,934,973

End of period(a)	$34,235,099	$39,664,331

(a) Includes undistributed net investment income of:	$95,504	$69,718

See Notes to Financial Statements.

Prudential Strategic Value Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of three series: Prudential Jennison Select Growth Fund, Prudential Jennison Market Neutral Fund and Prudential Strategic Value Fund (the “Fund”). These financial statements relate to Prudential Strategic Value Fund. The financial statements of the Prudential Jennison Select Growth and Prudential Jennison Market Neutral Funds are not presented herein. The Trust was established as a Delaware business Trust on January 28, 2000.

The investment objective of the Fund is long-term growth of capital. The Fund’s subadviser uses a disciplined, quantitative approach to invest in stocks that it believes are out of favor and undervalued based on price-to-earnings ratios and other value factors. The Fund may hold in excess of 200 securities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations

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are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities of sufficient credit quality, which mature in 60 days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days, are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of security

Prudential Strategic Value Fund	21

Notes to Financial Statements

(Unaudited) continued

transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets (excluding investments) and liabilities at fiscal period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sale of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees that are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income and distributions of net capital and currency gains in excess of capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified among undistributed net investment income; accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

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Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of the subadviser, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .80% of the Fund’s average daily net assets up to and including $1 billion and .75% of such average daily net assets in excess of $1 billion. The effective management fee rate was .80% for the six months ended August 31, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees related to Class A shares to .25% of the average daily net assets of Class A shares.

PIMS has advised the Fund that it has received $1,898 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2010. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

Prudential Strategic Value Fund	23

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it has received $2,595 and $153 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders during the six months ended August 31, 2010.

PI, PIMS and QMA are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2010 aggregated $4,550,887 and $7,964,831, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$37,709,577	$4,031,651	$(7,888,656)	$(3,857,005)

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales.

For federal tax purposes, the Fund had a capital loss carryforward as of February 28, 2010 of approximately $7,449,000 of which $1,794,000 expires in 2017 and $5,655,000 expires in 2018. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the benefit prior to the expiration date.

The Fund elected to treat post-October capital losses of approximately $472,000 as having been incurred in the current fiscal year (February 28, 2011).

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Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2010, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

Class A	Shares	Amount
Six months ended August 31, 2010:
Shares sold	37,693	$338,842
Shares issued in reinvestment of dividends	6,251	54,074
Shares reacquired	(294,386)	(2,616,939)

Net increase (decrease) in shares outstanding before conversion	(250,442)	(2,224,023)
Shares issued upon conversion from Class B	11,071	98,985

Net increase (decrease) in shares outstanding	(239,371)	$(2,125,038)

Year ended February 28, 2010:
Shares sold	93,663	$738,506
Shares issued in reinvestment of dividends	79,138	582,324
Shares reacquired	(666,208)	(5,130,644)

Net increase (decrease) in shares outstanding before conversion	(493,407)	(3,809,814)
Shares issued upon conversion from Class B	161,072	1,089,365

Net increase (decrease) in shares outstanding	(332,335)	$(2,720,449)

Prudential Strategic Value Fund	25

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended August 31, 2010:
Shares sold	13,661	$116,455
Shares issued in reinvestment of dividends	272	2,267
Shares reacquired	(45,154)	(385,711)

Net increase (decrease) in shares outstanding before conversion	(31,221)	(266,989)
Shares reacquired upon conversion into Class A	(11,496)	(98,985)

Net increase (decrease) in shares outstanding	(42,717)	$(365,974)

Year ended February 28, 2010:
Shares sold	15,576	$116,526
Shares issued in reinvestment of dividends	7,809	53,020
Shares reacquired	(104,916)	(772,856)

Net increase (decrease) in shares outstanding before conversion	(81,531)	(603,310)
Shares reacquired upon conversion into Class A	(166,853)	(1,089,365)

Net increase (decrease) in shares outstanding	(248,384)	$(1,692,675)

Class C
Six months ended August 31, 2010:
Shares sold	23,945	$212,419
Shares issued in reinvestment of dividends	1,893	15,785
Shares reacquired	(147,645)	(1,262,330)

Net increase (decrease) in shares outstanding	(121,807)	$(1,034,126)

Year ended February 28, 2010:
Shares sold	17,713	$134,260
Shares issued in reinvestment of dividends	39,401	267,979
Shares reacquired	(511,327)	(3,755,766)

Net increase (decrease) in shares outstanding	(454,213)	$(3,353,527)

Class Z
Six months ended August 31, 2010:
Shares sold	19,438	$173,964
Shares issued in reinvestment of dividends	389	3,411
Shares reacquired	(24,497)	(219,084)

Net increase (decrease) in shares outstanding	(4,670)	$(41,709)

Year ended February 28, 2010:
Shares sold	38,135	$308,454
Shares issued in reinvestment of dividends	4,174	31,602
Shares reacquired	(52,006)	(406,148)

Net increase (decrease) in shares outstanding	(9,697)	$(66,092)

26	Visit our website at www.prudentialfunds.com

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay an annualized commitment fee of .15% of the unused portion of the renewed SCA. The expiration date of the SCA has been extended from October 20, 2010 through December 24, 2010 under the same terms. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not borrow any amounts pursuant to the SCA during the year ended August 31, 2010.

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Prudential Strategic Value Fund	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
	2010(c)		2010(c)	2009(c)	2008(c)	2007(c)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.77		$5.76	$11.69	$14.00	$12.26	$11.45
Income (loss) from investment operations
Net investment income	.07		.07	.19	.20	.18	.10
Net realized and unrealized gain (loss) on investment transactions	(.51)		3.16	(5.54)	(1.38)	1.71	.71
Total from investment operations	(.44)		3.23	(5.35)	(1.18)	1.89	.81
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.22)	(.07)	(.19)	(.15)	-
Distributions from net realized gains	-		-	(.51)	(.94)	-	-
Total dividends and distributions	(.02)		(.22)	(.58)	(1.13)	(.15)	-
Net asset value, end of period	$8.31		$8.77	$5.76	$11.69	$14.00	$12.26
Total Return(a):	(4.90)%		56.74%	(46.73)%	(9.02)%	15.46%	7.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,537		$23,754	$17,508	$14,247	$15,970	$14,968
Average net assets (000)	$23,140		$22,813	$24,233	$16,449	$15,214	$21,585
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.78%	(d)	1.77%	1.56%	1.27%	1.34%	1.52%
Expenses, excluding distribution and service (12b-1) fees	1.53%	(d)	1.52%	1.31%	1.02%	1.09%	1.27%
Net investment income	.81%	(d)	.96%	1.96%	1.42%	1.34%	.55%
For Class A, B, C and Z shares:
Portfolio turnover	12%	(e)	12%	16%	11%	7%	129%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% on the average daily net assets of the Class A shares through June 30, 2011.

(c) Calculated based on average shares outstanding during the period.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
	2010(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.45		$5.56	$11.30	$13.58	$11.89	$11.19
Income (loss) from investment operations
Net investment income (loss)	-	(c)	.02	.09	.08	.07	(.01)
Net realized and unrealized gain (loss) on investment transactions	(.45)		3.03	(5.32)	(1.33)	1.67	.71
Total from investment operations	(.45)		3.05	(5.23)	(1.25)	1.74	.70
Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.16)	-	(.09)	(.05)	-
Distributions from net realized gains	-		-	(.51)	(.94)	-	-
Total dividends and distributions	(.01)		(.16)	(.51)	(1.03)	(.05)	-
Net asset value, end of period	$7.99		$8.45	$5.56	$11.30	$13.58	$11.89
Total Return(a):	(5.31)%		55.60%	(47.15)%	(9.77)%	14.57%	6.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,485		$1,931	$2,652	$35,243	$55,667	$61,400
Average net assets (000)	$1,729		$2,207	$13,253	$47,942	$57,517	$66,815
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.53%	(d)	2.52%	2.31%	2.02%	2.09%	2.27%
Expenses, excluding distribution and service (12b-1) fees	1.53%	(d)	1.52%	1.31%	1.02%	1.09%	1.27%
Net investment income (loss)	.05%	(d)	.23%	.85%	.63%	.57%	(.10)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Less than $.005 per share.

(d) Annualized.

See Notes to Financial Statements.

Prudential Strategic Value Fund	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
	2010(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.45		$5.56	$11.30	$13.57	$11.89	$11.19
Income (loss) from investment operations
Net investment income (loss)	-	(c)	.02	.10	.09	.07	(.01)
Net realized and unrealized gain (loss) on investment transactions	(.45)		3.03	(5.33)	(1.33)	1.66	.71
Total from investment operations	(.45)		3.05	(5.23)	(1.24)	1.73	.70
Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.16)	-	(.09)	(.05)	-
Distributions from net realized gains	-		-	(.51)	(.94)	-	-
Total dividends and distributions	(.01)		(.16)	(.51)	(1.03)	(.05)	-
Net asset value, end of period	$7.99		$8.45	$5.56	$11.30	$13.57	$11.89
Total Return(a):	(5.31)%		55.60%	(47.15)%	(9.70)%	14.57%	6.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,039		$12,701	$10,880	$26,334	$38,523	$41,767
Average net assets (000)	$12,398		$12,804	$20,373	$34,794	$39,652	$46,540
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.53%	(d)	2.52%	2.31%	2.02%	2.09%	2.27%
Expenses, excluding distribution and service (12b-1) fees	1.53%	(d)	1.52%	1.31%	1.02%	1.09%	1.27%
Net investment income (loss)	.06%	(d)	.21%	1.09%	.63%	.57%	(.10)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Less than $.005 per share.

(d) Annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended August 31,	Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
	2010(b)	2010(b)	2009(b)	2008(b)	2007(b)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.88	$5.83	$11.82	$14.15	$12.39	$11.55
Income (loss) from investment operations
Net investment income	.09	.10	.21	.23	.21	.13
Net realized and unrealized gain (loss) on investment transactions	(.51)	3.18	(5.60)	(1.39)	1.74	.71
Total from investment operations	(.42)	3.28	(5.39)	(1.16)	1.95	.84
Less Dividends and Distributions:
Dividends from net investment income	(.03)	(.23)	(.09)	(.23)	(.19)	-
Distributions from net realized gains	-	-	(.51)	(.94)	-	-
Total dividends and distributions	(.03)	(.23)	(.60)	(1.17)	(.19)	-
Net asset value, end of period	$8.43	$8.88	$5.83	$11.82	$14.15	$12.39
Total Return(a):	(4.79)%	57.09%	(46.59)%	(8.81)%	15.74%	7.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,174	$1,279	$895	$2,456	$3,821	$4,499
Average net assets (000)	$1,259	$1,167	$1,845	$3,363	$4,011	$5,246
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.53% (c)	1.52%	1.31%	1.02%	1.09%	1.27%
Expenses, excluding distribution and service (12b-1) fees	1.53% (c)	1.52%	1.31%	1.02%	1.09%	1.27%
Net investment income	1.06% (c)	1.21%	2.08%	1.62%	1.57%	.89%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Annualized.

See Notes to Financial Statements.

Prudential Strategic Value Fund	31

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Strategic Value Fund (the “Fund”)1 consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 21-23, 2010 and approved the renewal of the agreements through July 31, 2011, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three- and five-year periods ending December 31, 2009, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

1Prudential Strategic Value Fund is a series of Prudential Investment Portfolios 3.

Prudential Strategic Value Fund

Approval of Advisory Agreements (continued)

shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 21-23, 2010.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and QMA. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and QMA, and also reviewed the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and QMA’s organizational structure,

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senior management, investment operations, and other relevant information pertaining to both PI and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and QMA. The Board noted that QMA is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and QMA under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Large-Cap Value Funds Performance Universe) was in the third quartile for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its benchmark index for all periods.

The Board noted that the Fund’s performance was improving, and that the Fund ranked in the first quartile during the last quarter of 2009 and in the second quartile during the first quarter of 2010. The Board concluded that, in light of the Fund’s competitive performance vis-à-vis its benchmark index, as well as the Fund’s recently improved performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps, or waivers) and total expenses ranked in the Expense Group’s second quartile. The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its

Prudential Strategic Value Fund

Approval of Advisory Agreements (continued)

business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Fund during the year ended December 31, 2009 exceeded the management fees paid by the Fund, resulting in an operating loss to PI. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and QMA

The Board considered potential ancillary benefits that might be received by PI and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, brokerage commissions received by affiliates of QMA, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Strategic Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Strategic Value Fund
Share Class	A	B	C	Z
NASDAQ	SUVAX	SUVBX	SUVCX	SUVZX
CUSIP	74440K108	74440K207	74440K306	74440K405

MF502E2    0188420-00001-00

SEMIANNUAL REPORT	AUGUST 31, 2010

Prudential Jennison Market Neutral Fund

Fund Type Equity Market Neutral Objective Long-term capital appreciation while preserving capital by using strategies designed to produce returns that have a low correlation to U.S. equity markets

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

October 15, 2010

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance since its inception on April 23, 2010. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Jennison Market Neutral Fund

Prudential Jennison Market Neutral Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 3.80%; Class B, 4.55%; Class C, 4.55%; Class Z, 3.55%. Net operating expenses: Class A, 3.25%; Class B, 4.00%; Class C, 4.00%; Class Z, 3.00%, after contractual reduction through 6/30/2011.

Cumulative Total Returns (Without Sales Charges) as of 8/31/10
Since Inception
Class A	–3.50%
Class B	–3.80
Class C	–3.80
Class Z	–3.40
Citigroup 3-Month T-Bill Index	0.05
Lipper Equity Market Neutral Funds	–1.03

Average Annual Total Returns (With Sales Charges) as of 9/30/10
Since Inception
Class A	N/A
Class B	N/A
Class C	N/A
Class Z	N/A
Citigroup 3-Month T-Bill Index	N/A
Lipper Equity Market Neutral Funds	N/A

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception date: 4/23/10.

The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

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Benchmark Definitions

Citigroup 3-Month T-Bill Index

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

Lipper Equity Market Neutral Funds Average

The Lipper Equity Market Neutral Funds Average (Lipper Average) is based on the average returns of all mutual funds in the Lipper Equity Market Neutral Funds category.

Investors cannot invest directly in an index or average. The returns for the Citigroup 3-Month T-Bill Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Citigroup 3-Month T-Bill Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/10
Apple, Inc., Computers & Peripherals	2.2%
Bunge Ltd., Food Products	1.9
Newmont Mining Corp., Metals & Mining	1.9
Amazon.com, Inc., Internet & Catalog Retail	1.7
Kraft Foods, Inc. (Class A Stock), Food Products	1.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/10
Oil, Gas & Consumable Fuels	7.4%
Food Products	5.4
Media	4.7
Software	4.7
Computers & Peripherals	3.9

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Market Neutral Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2010, at the beginning of the period, and held through the six-month period ended August 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Market Neutral Fund		Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$965.00	3.25%	$16.10
	Hypothetical	$1,000.00	$1,008.82	3.25%	$16.46

Class B	Actual**	$1,000.00	$962.00	4.00%	$19.78
	Hypothetical	$1,000.00	$1,005.04	4.00%	$20.22

Class C	Actual**	$1,000.00	$962.00	4.00%	$19.78
	Hypothetical	$1,000.00	$1,005.04	4.00%	$20.22

Class Z	Actual**	$1,000.00	$966.00	3.00%	$14.87
	Hypothetical	$1,000.00	$1,010.08	3.00%	$15.20

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2010, and divided by the 365 days in the Portfolio’s fiscal year ending February 28, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 131 day period ended August 31, 2010 due to the Fund’s inception date of April 23, 2010.

Prudential Jennison Market Neutral Fund	5

Portfolio of Investments

as of August 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 71.8%
LONG POSITIONS
COMMON STOCKS 71.7%

Aerospace & Defense 2.8%
15,157	Boeing Co. (The)(a)	$926,547
4,704	Moog, Inc. (Class A Stock)(b)	146,765
13,881	Precision Castparts Corp.(a)	1,571,052

		2,644,364

Air Freight & Logistics 0.2%
10,458	UTi Worldwide, Inc.	146,517

Biotechnology 1.4%
26,456	Celgene Corp.(a)(b)	1,363,013

Capital Markets 0.4%
9,051	Eaton Vance Corp.	235,236
16,008	Janus Capital Group, Inc.	145,353

		380,589

Chemicals 1.5%
4,968	Albemarle Corp.	199,167
43,454	Dow Chemical Co. (The)(a)	1,058,974
3,236	Intrepid Potash, Inc.(b)	72,648
10,113	Spartech Corp.(b)	90,309

		1,421,098

Commercial Banks 0.3%
5,021	Bank of the Ozarks, Inc.	184,472
1,064	BOK Financial Corp.	47,284
1,745	FirstMerit Corp.	30,188
1,993	Prosperity Bancshares, Inc.	56,701

		318,645

Commercial Services & Supplies 2.1%
3,013	Clean Harbors, Inc.(b)	182,136
8,353	Mobile Mini, Inc.(b)	118,863
6,030	Waste Connections, Inc.(b)	227,632
45,620	Waste Management, Inc.(a)	1,509,566

		2,038,197

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	7

Portfolio of Investments

as of August 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment 3.3%
5,905	ADTRAN, Inc.	$185,594
7,726	Ciena Corp.(b)	96,343
8,337	CommScope, Inc.(b)	156,319
55,551	Juniper Networks, Inc.(a)(b)	1,510,987
5,526	NETGEAR, Inc.(b)	116,709
29,205	QUALCOMM, Inc.	1,118,844

		3,184,796

Computers & Peripherals 3.9%
8,586	Apple, Inc.(a)(b)	2,089,575
4,571	Compellent Technologies, Inc.(b)	69,799
38,823	NetApp, Inc.(a)(b)	1,570,002

		3,729,376

Construction & Engineering 0.4%
7,811	Chicago Bridge & Iron Co. NV(b)	170,124
26,187	Great Lakes Dredge & Dock Corp.	132,113
3,245	URS Corp.(b)	115,749

		417,986

Consumer Finance
115	Green Dot Corp. (Class A Stock)(b)	5,205

Diversified Consumer Services 1.5%
7,600	Bridgepoint Education, Inc.(b)	98,192
5,987	Education Management Corp.(b)	48,315
100,380	H&R Block, Inc.(a)	1,289,883

		1,436,390

Diversified Financial Services 1.3%
34,930	JPMorgan Chase & Co.(a)	1,270,055

Diversified Telecommunication Services 0.2%
10,476	Tw Telecom, Inc.(b)	183,697

Electric Utilities 0.1%
3,141	El Paso Electric Co.(b)	72,086

Electrical Equipment 0.1%
2,072	Woodward Governor Co.	54,121

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Equipment & Instruments 1.4%
2,453	Anixter International, Inc.(b)	$112,544
223,501	Flextronics International Ltd.(a)(b)	1,101,860
6,387	FLIR Systems, Inc.(b)	160,441

		1,374,845

Energy Equipment & Services 1.1%
859	Core Laboratories NV	67,801
1,158	Dril-Quip, Inc.(b)	61,224
16,961	Schlumberger Ltd.(a)	904,530

		1,033,555

Food & Staples Retailing 0.5%
6,465	Ruddick Corp.	209,272
8,825	United Natural Foods, Inc.(b)	306,581

		515,853

Food Products 5.4%
35,046	Bunge Ltd.(a)	1,857,438
61,957	ConAgra Foods, Inc.(a)	1,337,652
2,720	Diamond Foods, Inc.	114,866
52,853	Kraft Foods, Inc. (Class A Stock)(a)	1,582,947
7,817	SunOpta, Inc.(b)	40,961
5,462	TreeHouse Foods, Inc.(b)	226,673

		5,160,537

Healthcare Equipment & Supplies 0.3%
6,701	Align Technology, Inc.(b)	107,383
7,457	Insulet Corp.(b)	98,582
2,268	Integra LifeSciences Holdings Corp.(b)	78,858

		284,823

Healthcare Providers & Services 2.7%
5,462	Air Methods Corp.(b)	199,254
4,763	AMERIGROUP Corp.(b)	175,755
5,549	Bio-Reference Labs, Inc.(b)	109,981
4,612	Centene Corp.(b)	93,255
2,070	Emergency Medical Services Corp. (Class A Stock)(b)	99,463
31,457	Express Scripts, Inc.(a)(b)	1,340,068
4,256	MWI Veterinary Supply, Inc.(b)	225,993
4,845	Patterson Cos., Inc.	122,530

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	9

Portfolio of Investments

as of August 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
7,977	Universal Health Services, Inc. (Class B Stock)	$250,478

		2,616,777

Hotels, Restaurants & Leisure 0.6%
7,139	Cheesecake Factory, Inc. (The)(b)	159,842
10,229	Texas Roadhouse, Inc.(b)	135,637
3,842	Vail Resorts, Inc.(b)	126,901
4,262	WMS Industries, Inc.(b)	150,619

		572,999

Household Products 0.2%
3,421	Church & Dwight Co., Inc.	209,468

Insurance 0.9%
5,133	Aspen Insurance Holdings Ltd.	145,777
12,601	Protective Life Corp.	235,387
7,223	StanCorp Financial Group, Inc.	257,355
674	White Mountains Insurance Group Ltd.	204,613

		843,132

Internet & Catalog Retail 1.8%
13,402	Amazon.com, Inc.(a)(b)	1,672,972
11,838	Vitacost.com, Inc.(b)	66,293

		1,739,265

Internet Software & Services 3.4%
3,867	Digital River, Inc.(b)	101,973
2,810	Google, Inc. (Class A Stock)(b)	1,264,556
8,765	GSI Commerce, Inc.(b)	199,579
60,301	IAC/InterActiveCorp(a)(b)	1,494,862
7,457	Monster Worldwide, Inc.(b)	82,250
7,527	Savvis, Inc.(b)	131,798

		3,275,018

IT Services 1.8%
1,735	Alliance Data Systems Corp.(b)	97,490
3,905	Global Payments, Inc.	146,945
6,489	MasterCard, Inc. (Class A Stock)(a)	1,287,158
4,422	Wright Express Corp.(b)	141,990

		1,673,583

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Life Sciences Tools & Services 0.2%
7,517	Bruker Corp.(b)	$89,377
1,489	Techne Corp.	85,960

		175,337

Machinery 0.9%
4,231	AGCO Corp.(b)	139,834
6,487	Colfax Corp.(b)	81,023
3,981	Graco, Inc.	111,110
5,818	IDEX Corp.	173,318
5,503	Pentair, Inc.	165,640
6,120	RBC Bearings, Inc.(b)	179,255

		850,180

Media 4.7%
4,801	John Wiley & Sons, Inc. (Class A Stock)	170,868
45,660	Liberty Global, Inc., Ser. C(a)(b)	1,257,476
49,928	Viacom, Inc. (Class B Stock)(a)	1,568,738
47,490	Walt Disney Co. (The)(a)	1,547,699

		4,544,781

Metals & Mining 3.2%
733	Compass Minerals International, Inc.	52,593
15,704	Freeport-McMoRan Copper & Gold, Inc.(a)	1,130,374
16,683	Hecla Mining Co.(b)	95,427
29,552	Newmont Mining Corp.(a)	1,812,128

		3,090,522

Multiline Retail 1.6%
6,387	Big Lots, Inc.(b)	199,658
49,505	Dollar General Corp.(a)(b)	1,351,981

		1,551,639

Multi-Utilities 1.6%
30,685	Sempra Energy(a)	1,562,480

Oil, Gas & Consumable Fuels 7.4%
30,585	Anadarko Petroleum Corp.(a)	1,406,604
6,760	Arch Coal, Inc.	152,168
3,062	Atlas Energy, Inc.(b)	83,286
4,461	Cabot Oil & Gas Corp.	124,194

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	11

Portfolio of Investments

as of August 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
41,878	Canadian Natural Resources Ltd.(a)	$1,343,865
3,899	Concho Resources, Inc.(b)	227,780
11,502	EOG Resources, Inc.(a)	999,179
15,108	Occidental Petroleum Corp.(a)	1,104,093
7,457	Quicksilver Resources, Inc.(b)	90,975
3,225	Rosetta Resources, Inc.(b)	63,532
40,383	Southwestern Energy Co.(a)(b)	1,321,332
1,774	Whiting Petroleum Corp.(b)	150,506

		7,067,514

Pharmaceuticals 1.3%
4,404	Biovail Corp.	100,719
17,675	Novartis AG (Switzerland), ADR(a)	927,761
3,195	Perrigo Co.	182,083

		1,210,563

Professional Services 0.4%
6,833	Corporate Executive Board Co. (The)	191,597
4,369	FTI Consulting, Inc.(b)	143,216
5,618	Resources Connection, Inc.	62,304

		397,117

Real Estate Investment Trusts 1.0%
7,987	Capstead Mortgage Corp.	92,809
54,306	Chimera Investment Corp.	213,423
15,301	Cogdell Spencer, Inc.	94,560
6,351	CreXus Investment Corp.	75,767
2,087	Kilroy Realty Corp.	64,926
31,932	MFA Financial, Inc.	235,339
2,942	Mid-America Apartment Communities, Inc.	166,135

		942,959

Road & Rail 0.3%
7,620	Heartland Express, Inc.	110,947
4,262	Kansas City Southern(b)	143,076
1,380	Vitran Corp., Inc.(b)	12,558

		266,581

Semiconductors & Semiconductor Equipment 1.8%
5,028	ATMI, Inc.(b)	64,233

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
39,148	Broadcom Corp. (Class A Stock)(a)	$1,173,265
8,373	Cavium Networks, Inc.(b)	202,124
8,533	MEMC Electronic Materials, Inc.(b)	87,805
7,310	Power Integrations, Inc.	200,221

		1,727,648

Software 4.7%
7,099	Ariba, Inc.(b)	109,821
70,673	CA, Inc.(a)	1,272,821
9,005	CommVault Systems, Inc.(b)	221,073
7,276	Informatica Corp.(b)	233,996
574	Qlik Technologies, Inc.(b)	10,694
4,836	SolarWinds, Inc.(b)	69,735
109,806	Symantec Corp.(a)(b)	1,496,656
13,956	VMware, Inc. (Class A Stock)(b)	1,096,523

		4,511,319

Specialty Retail 0.1%
10,698	Chico’s FAS, Inc.	88,259

Textiles, Apparel & Luxury Goods 2.0%
4,709	Maidenform Brands, Inc.(b)	125,589
21,225	NIKE, Inc. (Class B Stock)(a)	1,485,750
3,641	Phillips-Van Heusen Corp.	166,321
3,631	Warnaco Group, Inc. (The)(b)	152,066

		1,929,726

Thrifts & Mortgage Finance 0.1%
3,787	Provident Financial Services, Inc.	43,437
1,750	WSFS Financial Corp.	62,947

		106,384

Water Utilities 0.1%
6,298	Aqua America, Inc.	125,204

Wireless Telecommunication Services 0.7%
15,550	NTELOS Holdings Corp.	251,599
11,270	SBA Communications Corp. (Class A Stock)(b)	403,466

		655,065

	Total common stocks (cost $73,201,886)	68,769,268

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	13

Portfolio of Investments

as of August 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

EXCHANGE TRADED FUND 0.1%
2,277	SPDR KBW Regional Banking ETF (cost $57,097)	$48,044

	Total long-term investments (cost $73,258,983)	68,817,312

SHORT-TERM INVESTMENT 21.6%

Affiliated Money Market Mutual Fund
20,685,780	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund(c) (cost $20,685,780)	20,685,780

	Total Investments, Before Securities Sold Short 93.4% (cost $93,944,763)	89,503,092

SECURITIES SOLD SHORT (72.7)%
COMMON STOCKS (46.8)%

Air Freight & Logistics (1.6)%
6,625	FedEx Corp.	(517,081)
15,368	United Parcel Service, Inc. (Class B Stock)	(980,479)

		(1,497,560)

Airlines
1,229	Southwest Airlines Co.	(13,580)

Auto Components (0.1)%
1,718	BorgWarner, Inc.(b)	(74,991)

Beverages (1.5)%
25,625	Coca-Cola Co. (The)	(1,432,950)

Biotechnology (0.9)%
419	Acorda Therapeutics, Inc.(b)	(12,620)
1,138	Alkermes, Inc.(b)	(15,090)
3,643	Alnylam Pharmaceuticals, Inc.(b)	(49,909)
3,211	Amgen, Inc.(b)	(163,889)
314	Biogen Idec, Inc.(b)	(16,893)
1,578	Genzyme Corp.(b)	(110,634)
15,730	Maxygen, Inc.(b)	(86,830)
4,298	Onyx Pharmaceuticals, Inc.(b)	(103,539)
6,657	Regeneron Pharmaceuticals, Inc.(b)	(146,321)

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Biotechnology (cont’d.)
13,148	Savient Pharmaceuticals, Inc.(b)	$(189,594)

		(895,319)

Capital Markets (1.6)%
2,814	Affiliated Managers Group, Inc.(b)	(180,687)
2,002	BlackRock, Inc.	(284,184)
23,721	Invesco Ltd.	(429,350)
5,798	Northern Trust Corp.	(267,520)
8,950	T. Rowe Price Group, Inc.	(391,831)

		(1,553,572)

Chemicals (1.9)%
4,426	Monsanto Co.	(233,029)
12,046	Mosaic Co. (The)	(706,618)
10,262	Praxair, Inc.	(882,840)

		(1,822,487)

Commercial Banks (0.3)%
10,872	BB&T Corp.	(240,489)
2,360	Fifth Third Bancorp	(26,078)
1,060	Oriental Financial Group, Inc.	(14,045)

		(280,612)

Commercial Services & Supplies (0.6)%
21,108	Republic Services, Inc.	(621,208)

Communications Equipment (0.9)%
111,131	Motorola, Inc.(b)	(836,816)
854	Sycamore Networks, Inc.	(18,720)

		(855,536)

Computers & Peripherals (0.4)%
27,541	NCR Corp.(b)	(353,902)

Construction Materials (0.3)%
4,303	Martin Marietta Materials, Inc.	(314,980)

Diversified Financial Services (1.0)%
203,764	Citigroup, Inc.(b)	(758,002)
389	CME Group, Inc.	(96,503)

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	15

Portfolio of Investments

as of August 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Financial Services (cont’d.)
4,571	Interactive Brokers Group, Inc. (Class A Stock)(b)	$(74,005)

		(928,510)

Diversified Telecommunication Services (1.3)%
41,846	Verizon Communications, Inc.	(1,234,875)

Electric Utilities (2.3)%
50,486	Duke Energy Corp.	(867,855)
12,843	Exelon Corp.	(522,967)
29,708	PPL Corp.	(806,869)

		(2,197,691)

Electrical Equipment (0.1)%
4,845	Encore Wire Corp.	(88,615)

Electronic Equipment & Instruments (0.5)%
2,589	Itron, Inc.(b)	(139,806)
13,218	Trimble Navigation Ltd.(b)	(371,822)

		(511,628)

Energy Equipment & Services (1.7)%
19,533	Baker Hughes, Inc.	(734,050)
12,208	Nabors Industries Ltd.(b)	(191,422)
49,540	Weatherford International Ltd.(b)	(738,641)

		(1,664,113)

Food & Staples Retailing (0.1)%
4,288	Walgreen Co.	(115,261)

Food Products (0.4)%
12,530	Green Mountain Coffee Roasters, Inc.(b)	(386,175)

Healthcare Equipment & Supplies (1.5)%
19,506	Greatbatch, Inc.(b)	(428,157)
2,448	Intuitive Surgical, Inc.(b)	(648,793)
1,701	Meridian Bioscience, Inc.	(31,094)
3,134	Neogen Corp.(b)	(91,576)
7,786	NuVasive, Inc.(b)	(228,519)

		(1,428,139)

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services (0.1)%
1,653	HMS Holdings Corp.(b)	$(86,254)

Healthcare Technology (0.2)%
2,351	Cerner Corp.(b)	(171,270)
2,235	Omnicell, Inc.(b)	(24,932)

		(196,202)

Hotels, Restaurants & Leisure (0.2)%
5,918	Ameristar Casinos, Inc.	(97,114)
1,729	McDonald’s Corp.	(126,321)

		(223,435)

Household Durables (0.6)%
11,858	DR Horton, Inc.	(121,663)
4,517	Jarden Corp.	(121,688)
6,147	Stanley Black & Decker, Inc.	(329,725)

		(573,076)

Household Products (0.4)%
6,435	Procter & Gamble Co. (The)	(383,976)

Industrial Conglomerates (0.2)%
14,505	General Electric Co.	(210,032)

Insurance (2.0)%
11,674	Hartford Financial Services Group, Inc.	(235,348)
4,325	Hilltop Holdings, Inc.(b)	(42,688)
34,209	Marsh & McLennan Cos., Inc.	(811,437)
43,641	XL Group PLC	(781,610)

		(1,871,083)

Internet & Catalog Retail (0.1)%
183	Priceline.com, Inc.(b)	(53,341)

Internet Software & Services (1.2)%
8,156	Equinix, Inc.(b)	(743,909)
30,674	Yahoo!, Inc.(b)	(401,216)

		(1,145,125)

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	17

Portfolio of Investments

as of August 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services (0.3)%
11,826	Paychex, Inc.	$(294,349)
926	TNS, Inc.(b)	(13,909)

		(308,258)

Leisure Equipment & Products
2,027	Pool Corp.	(37,398)

Life Sciences Tools & Services (0.4)%
8,386	Life Technologies Corp.(b)	(358,669)

Machinery (1.5)%
18,453	PACCAR, Inc.	(756,388)
12,428	SPX Corp.	(696,714)

		(1,453,102)

Media (2.1)%
4,569	DIRECTV (Class A Stock)(b)	(173,256)
1,553	Lamar Advertising Co. (Class A Stock)(b)	(40,704)
67,965	News Corp. (Class A Stock)	(854,320)
16,989	Regal Entertainment Group (Class A Stock)	(209,135)
21,802	Thomson Reuters Corp.	(758,710)

		(2,036,125)

Metals & Mining (1.4)%
55,507	Alcoa, Inc.	(566,726)
20,479	Nucor Corp.	(753,218)
999	Southern Copper Corp.	(30,210)

		(1,350,154)

Multiline Retail
634	J.C. Penney Co., Inc.	(12,680)

Multi-Utilities (0.6)%
16,227	Alliant Energy Corp.	(568,269)

Office Electronics (0.4)%
43,387	Xerox Corp.	(366,186)

Oil, Gas & Consumable Fuels (4.6)%
3,855	Chesapeake Energy Corp.	(79,721)
10,544	Continental Resources, Inc.(b)	(427,243)

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (4.6)%
46,663	Denbury Resources, Inc.(b)	$(687,813)
41,990	Exxon Mobil Corp.	(2,484,128)
2,620	Massey Energy Co.	(75,325)
8,656	Petrohawk Energy Corp.(b)	(130,879)
35,516	Valero Energy Corp.	(560,087)

		(4,445,196)

Personal Products (0.8)%
26,137	Avon Products, Inc.	(760,587)

Pharmaceuticals (0.6)%
14,749	Auxilium Pharmaceuticals, Inc.(b)	(382,147)
19,826	King Pharmaceuticals, Inc.(b)	(172,684)

		(554,831)

Professional Services (0.6)%
13,178	Manpower, Inc.	(560,065)

Real Estate Investment Trusts (2.6)%
16,856	Health Care REIT, Inc.	(774,365)
3,595	Liberty Property Trust	(109,180)
735	Mack-Cali Realty Corp.	(22,675)
21,193	Plum Creek Timber Co., Inc.	(730,523)
8,150	Public Storage	(798,863)
7,820	Two Harbors Investment Corp.	(67,408)

		(2,503,014)

Road & Rail (0.2)%
17,174	Hertz Global Holdings, Inc.(b)	(146,151)

Semiconductors & Semiconductor Equipment (1.3)%
9,039	Advanced Energy Industries, Inc.(b)	(127,540)
70,727	Applied Materials, Inc.	(734,853)
22,232	Cypress Semiconductor Corp.(b)	(235,326)
9,117	Semtech Corp.(b)	(151,297)

		(1,249,016)

Software (4.1)%
67,428	Activision Blizzard, Inc.	(720,805)
12,603	Autodesk, Inc.(b)	(349,733)

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	19

Portfolio of Investments

as of August 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software (cont’d.)
6,452	Blackboard, Inc.(b)	$(213,497)
14,224	Citrix Systems, Inc.(b)	(824,139)
12,665	Intuit, Inc.(b)	(542,062)
53,189	Oracle Corp.	(1,163,775)
3,676	Pegasystems, Inc.	(80,504)

		(3,894,515)

Specialty Retail (0.1)%
2,448	Abercrombie & Fitch Co. (Class A Stock)	(84,701)

Thrifts & Mortgage Finance (0.6)%
1,499	Ocwen Financial Corp.(b)	(13,626)
59,223	TFS Financial Corp.	(544,259)

		(557,885)

Tobacco (0.6)%
11,088	Philip Morris International, Inc.	(570,367)

	Total common stocks sold short (proceeds $(47,007,782))	(44,831,397)

EXCHANGE TRADED FUNDS (25.9)%
117,331	Consumer Discretionary Select Sector SPDR Fund	(3,542,223)
137,154	Consumer Staples Select Sector SPDR Fund	(3,631,838)
19,006	Energy Select Sector SPDR Fund	(973,107)
300,830	Financial Select Sector SPDR Fund	(4,082,263)
126,407	Health Care Select Sector SPDR Fund	(3,552,037)
75,735	Industrial Select Sector SPDR Fund	(2,134,970)
33,060	SPDR S&P 500 ETF Trust	(3,486,838)
166,667	Technology Select Sector SPDR Fund	(3,448,340)

	Total exchange traded funds sold short (proceeds $(26,475,849))	(24,851,616)

	Total securities sold short (proceeds $(73,483,631))	(69,683,013)

	Total Investments, Net of Securities Sold 20.7% (cost $20,461,132; Note 5)	19,820,079
	Other assets in excess of liabilities 79.3%	76,002,882

	Net Assets 100.0%	$95,822,961

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

SPDR—Standard & Poor’s Depository Receipts

(a) All or a portion of the security is segregated as collateral in connection with the short positions carried by the Fund.

(b) Non-income producing security.

(c) Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$68,769,268	$—	$—
Exchange Traded Fund	48,044	—	—
Affiliated Money Market Mutual Fund	20,685,780	—	—
Common Stocks Sold Short	(44,831,397)	—	—
Exchange Traded Funds Sold Short	(24,851,616)	—	—

Total	$19,820,079	$—	$—

The industry classification of portfolio holdings and assets in excess of other liabilities shown as a percentage of net assets as of August 31, 2010 were as follows:

Affiliated Money Market Mutual Fund	21.6%
Oil, Gas & Consumable Fuels	7.4
Food Products	5.4
Media	4.7
Software	4.7

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	21

Portfolio of Investments

as of August 31, 2010 (Unaudited) continued

Computers & Peripherals	3.9%
Internet Software & Services	3.4
Communications Equipment	3.3
Metals & Mining	3.2
Aerospace & Defense	2.8
Healthcare Providers & Services	2.7
Commercial Services & Supplies	2.1
Textiles, Apparel & Luxury Goods	2.0
Internet & Catalog Retail	1.8
IT Services	1.8
Semiconductors & Semiconductor Equipment	1.8
Multiline Retail	1.6
Multi-Utilities	1.6
Chemicals	1.5
Diversified Consumer Services	1.5
Biotechnology	1.4
Electronic Equipment & Instruments	1.4
Diversified Financial Services	1.3
Pharmaceuticals	1.3
Energy Equipment & Services	1.1
Real Estate Investment Trusts	1.0
Insurance	0.9
Machinery	0.9
Wireless Telecommunication Services	0.7
Hotels, Restaurants & Leisure	0.6
Food & Staples Retailing	0.5
Capital Markets	0.4
Construction & Engineering	0.4
Professional Services	0.4
Commercial Banks	0.3
Healthcare Equipment & Supplies	0.3
Road & Rail	0.3
Air Freight & Logistics	0.2
Diversified Telecommunication Services	0.2
Household Products	0.2
Life Sciences Tools & Services	0.2
Electric Utilities	0.1
Electrical Equipment	0.1
Exchange Traded Fund	0.1
Specialty Retail	0.1
Thrifts & Mortgage Finance	0.1
Water Utilities	0.1
Consumer Finance	0.0 *
Airlines	(0.0)*
Auto Components	(0.1)
Electrical Equipment	(0.1)
Food & Staples Retailing	(0.1)
Healthcare Providers & Services	(0.1)
Internet & Catalog Retail	(0.1)

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Specialty Retail	(0.1)%
Healthcare Technology	(0.2)
Hotels, Restaurants & Leisure	(0.2)
Industrial Conglomerates	(0.2)
Road & Rail	(0.2)
Commercial Banks	(0.3)
Construction Materials	(0.3)
IT Services	(0.3)
Computers & Peripherals	(0.4)
Food Products	(0.4)
Household Products	(0.4)
Life Sciences Tools & Services	(0.4)
Office Electronics	(0.4)
Electronic Equipment & Instruments	(0.5)
Commercial Services & Supplies	(0.6)
Household Durables	(0.6)
Multi-Utilities	(0.6)
Pharmaceuticals	(0.6)
Professional Services	(0.6)
Thrifts & Mortgage Finance	(0.6)
Tobacco	(0.6)
Personal Products	(0.8)
Biotechnology	(0.9)
Communications Equipment	(0.9)
Diversified Financial Services	(1.0)
Internet Software & Services	(1.2)
Diversified Telecommunication Services	(1.3)
Semiconductors & Semiconductor Equipment	(1.3)
Metals & Mining	(1.4)
Beverages	(1.5)
Healthcare Equipment & Supplies	(1.5)
Machinery	(1.5)
Air Freight & Logistics	(1.6)
Capital Markets	(1.6)
Energy Equipment & Services	(1.7)
Chemicals	(1.9)
Insurance	(2.0)
Media	(2.1)
Electric Utilities	(2.3)
Real Estate Investment Trusts	(2.6)
Software	(4.1)
Oil, Gas & Consumable Fuels	(4.6)
Exchange Traded Funds	(25.9)

20.7
Other assets in excess of liabilities	79.3

100.0%

*	Less than 0.05%.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	23

Statement of Assets and Liabilities

as of August 31, 2010 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $73,258,983)	$68,817,312
Affiliated investments (cost $20,685,780)	20,685,780
Cash	11,515
Deposit with broker for securities sold short	74,350,263
Receivable for Fund shares sold	1,414,256
Receivable for investments sold	458,789
Prepaid expenses	19,435
Dividends and interest receivable	41,198
Foreign tax reclaim receivable	1,233

Total assets	165,799,781

Liabilities
Securities sold short, at value (proceeds $73,483,631)	69,683,013
Payable for Fund shares reacquired	137,051
Management fee payable	79,421
Dividends payable on securities sold short	62,634
Distribution fee payable	13,248
Affiliated transfer agent fee payable	1,453

Total liabilities	69,976,820

Net Assets	$95,822,961

Net assets were comprised of:
Shares of beneficial interest, at par	$9,930
Paid-in capital in excess of par	97,656,041

97,665,971
Accumulated net investment loss	(426,480)
Accumulated net realized loss on investment and short sales transactions	(775,477)
Net unrealized depreciation on investments and short sales	(641,053)

Net assets, August 31, 2010	$95,822,961

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($27,760,601 ÷ 2,877,129 shares of beneficial interest issued and outstanding)	$9.65
Maximum sales charge (5.50% of offering price)	.56

Maximum offering price to public	$10.21

Class B
Net asset value, offering price and redemption price per share
($1,405,561 ÷ 146,071 shares of beneficial interest issued and outstanding)	$9.62

Class C
Net asset value, offering price and redemption price per share
($11,191,971 ÷ 1,163,187 shares of beneficial interest issued and outstanding)	$9.62

Class Z
Net asset value, offering price and redemption price per share
($55,464,828 ÷ 5,743,364 shares of beneficial interest issued and outstanding)	$9.66

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	25

Statement of Operations

For the Period April 23, 2010* through August 31, 2010 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $6,611)	$154,365
Affiliated dividend income	12,001

Total income	166,366

Expenses
Management fee	282,990
Distribution fee—Class A	10,069
Distribution fee—Class B	1,499
Distribution fee—Class C	16,091
Dividend expense on short positions	236,177
Legal fees and expenses	34,000
Broker fees and expenses on short sales	27,140
Registration fees	24,000
Custodian’s fees and expenses	21,000
Reports to shareholders	13,000
Audit fee	11,000
Transfer agent’s fees and expenses (including affiliated expenses of $1,900) (Note 3)	11,000
Trustees’ fees	6,000
Miscellaneous	3,808

Total expenses	697,774
Less: Management fee waiver (Note 2)	(104,928)

Net expenses	592,846

Net investment loss	(426,480)

Realized And Unrealized Loss On Investments and Short Sales
Net realized gain (loss) on:
Investment transactions	(1,839,964)
Short sale transactions	1,064,508
Foreign currency transactions	(21)

(775,477)

Net unrealized appreciation (depreciation) on:
Investments	(4,441,671)
Short sales	3,800,618

(641,053)

Net loss on investments and short sales	(1,416,530)

Net Decrease In Net Assets Resulting From Operations	$(1,843,010)

*	Commencement of investment operations.

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

April 23, 2010* through August 31, 2010
Increase In Net Assets
Operations
Net investment loss	$(426,480)
Net realized loss on investment and short sale transactions	(775,477)
Net unrealized depreciation on investments and short sales	(641,053)

Net decrease in net assets resulting from operations	(1,843,010)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	104,154,539
Cost of shares reacquired	(6,488,568)

Net increase in net assets from Fund share transactions	97,665,971

Total increase	95,822,961

Net Assets
Beginning of period	—

End of period	$95,822,961

*	Commencement of investment operations.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	27

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of three funds: Prudential Jennison Market Neutral Fund, Prudential Jennison Select Growth Fund and Prudential Strategic Value Fund. These financial statements relate to Prudential Jennison Market Neutral Fund. The financial statements of the Prudential Jennison Select Growth Fund and Prudential Strategic Value Fund are not presented herein. The Trust was established as a Delaware business trust on January 28, 2000.

The investment objective of the Fund is long-term capital appreciation while preserving capital by using strategies designed to produce returns that have a low correlation to U.S. equity markets.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolios and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor(s); to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition

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of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in non exchange traded open end mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Short Sales: The Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized at all times by cash deposits with the prime broker and securities held in a segregated account at the custodian. The short stock rebate, when in excess of expenses is included in the Statement of Operations and represents the net income earned on short sale proceeds held on deposit with the prime broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales. Dividends declared on short positions are recorded on the ex-dividend date as an expense on the Statement of Operations and included in the expense ratio in the Financial Highlights. Liability for securities sold short is reported at market value on the Statement of Assets and Liabilities. The Fund records a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund records a gain if the price of the security declines between those dates. Short selling involves the off-balance sheet risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on security

Prudential Jennison Market Neutral Fund	29

Notes to Financial Statements

(Unaudited) continued

transactions are calculated on the identified cost basis. Dividend income on long positions and dividend expense on short positions is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory

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agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1.50% of the average daily net assets of the Fund.

PI has contractually agreed until June 30, 2011 to waive a portion of their management fee and/or reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, dividend expenses related to short sales, taxes, interest, brokerage commissions and certain extraordinary expenses) to each class of shares to not exceed 1.60% of the Fund’s daily average net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Funds’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B, and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to ..25%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $214,928 in front-end sales charges resulting from sales of Class A shares, during the period ended August 31, 2010. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the period ended August 31, 2010, it received $1,722 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent.

Prudential Jennison Market Neutral Fund	31

Notes to Financial Statements

(Unaudited) continued

Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2010, were $89,340,023 and $14,241,076, respectively. Portfolio securities short sales and purchase to cover were $114,530,674 and $39,982,535, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$93,944,763	$703,985	$(5,145,656)	$(4,441,671)

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months.

32	Visit our website at www.prudentialfunds.com

Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

At August 31, 2010, 20.2% of the shares outstanding were owned by the Manager and its affiliates.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Period ended August 31, 2010:*
Shares sold	3,096,168	$30,262,567
Shares reacquired	(219,039)	(2,124,237)

Net increase (decrease) in shares outstanding	2,877,129	$28,138,330

Class B
Period ended August 31, 2010:*
Shares sold	149,817	$1,459,948
Shares reacquired	(3,746)	(36,753)

Net increase (decrease) in shares outstanding	146,071	$1,423,195

Class C
Period ended August 31, 2010:*
Shares sold	1,382,770	$13,795,098
Shares reacquired	(219,583)	(2,148,415)

Net increase (decrease) in shares outstanding	1,163,187	$11,646,683

Class Z
Period ended August 31, 2010:*
Shares sold	5,966,079	$58,636,926
Shares reacquired	(222,715)	(2,179,163)

Net increase (decrease) in shares outstanding	5,743,364	$56,457,763

*	Commenced operations on April 23, 2010.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .15% of the unused portion of the renewed SCA. The expiration date of the SCA has been extended from October 20, 2010 through December 24, 2010 under the same

Prudential Jennison Market Neutral Fund	33

Notes to Financial Statements

(Unaudited) continued

terms. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the period ended August 31, 2010

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

34	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	April 23, 2010(a) Through August 31,
	2010(f)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income from investment operations:
Net investment loss	(.08)
Net realized and unrealized loss on investment transactions	(.27)
Total from investment operations	(.35)
Net asset value, end of period	$9.65
Total Return(b):	(3.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,761
Average net assets (000)	$11,222
Ratios to average net assets(c)(d)(e):
Expenses, including distribution and service (12b-1) fees	3.25%	(g)
Expenses, excluding distribution and service (12b-1) fees	3.00%	(g)
Expenses, excluding distribution and service (12b-1) fees, interest and dividend expense on short positions and broker fees and expenses on short sales	1.60%	(g)
Net investment loss	(2.36)%	(g)
For Class A, B, C and Z shares:
Portfolio turnover rate	152%	(h)

(a) Inception date of Class A shares.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratio including distribution and services (12b-1) fees and net investment income ratio would be 3.80% and (2.92)%, respectively, for the period ended August 31, 2010. Does not include expenses of the underlying funds in which the fund invests.

(f) Calculations are based on average shares outstanding during the period.

(g) Annualized

(h) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	35

Financial Highlights

(Unaudited) continued

Class B Shares
	April 23, 2010(a) Through August 31,
	2010(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.10)
Net realized and unrealized loss on investment transactions	(.28)
Total from investment operations	(.38)
Net asset value, end of period	$9.62
Total Return(b):	(3.80)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,406
Average net assets (000)	$418
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	4.00%	(f)
Expenses, excluding distribution and service (12b-1) fees	3.00%	(f)
Expenses, excluding distribution and service (12b-1) fees, interest and dividend expense on short positions and broker fees and expenses on short sales	1.60%	(f)
Net investment loss	(3.11)%	(f)

(a) Inception date of Class B shares.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratio including distribution and services (12b-1) fees and net investment income ratio would be 4.55% and (3.67)%, respectively, for the period ended August 31, 2010. Does not include expenses of the underlying funds in which the fund invests.

(e) Calculations are based on average shares outstanding during the period.

(f) Annualized

See Notes to Financial Statements.

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Class C Shares
	April 23, 2010(a) Through August 31,
	2010(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.11)
Net realized and unrealized loss on investment transactions	(.27)
Total from investment operations	(.38)
Net asset value, end of period	$9.62
Total Return(b):	(3.80)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,192
Average net assets (000)	$4,527
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	4.00%	(f)
Expenses, excluding distribution and service (12b-1) fees	3.00%	(f)
Expenses, excluding distribution and service (12b-1) fees, interest and dividend expense on short positions and broker fees and expenses on short sales	1.60%	(f)
Net investment loss	(3.10)%	(f)

(a) Inception date of Class C shares.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratio including distribution and services (12b-1) fees and net investment income ratio would be 4.55% and (3.66)%, respectively, for the period ended August 31, 2010. Does not include expenses of the underlying funds in which the fund invests.

(e) Calculations based on average shares outstanding during the period.

(f) Annualized

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	37

Financial Highlights

(Unaudited) continued

Class Z Shares
	April 23, 2010(a) Through August 31,
	2010(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.07)
Net realized and unrealized loss on investment transactions	(.27)
Total from investment operations	(.34)
Net asset value, end of period	$9.66
Total Return(b):	(3.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$55,465
Average net assets (000)	$36,396
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	3.00%	(f)
Expenses, excluding distribution and service (12b-1) fees	3.00%	(f)
Expenses, excluding distribution and service (12b-1) fees, interest and dividend expense on short positions and broker fees and expenses on short sales	1.60%	(f)
Net investment loss	(2.11)%	(f)

(a) Inception date of Class Z shares.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratio including distribution and services (12b-1) fees and net investment income ratio would be 3.55% and (2.67)%, respectively, for the period ended August 31, 2010. Does not include expenses of the underlying funds in which the fund invests.

(e) Calculations based on average shares outstanding during the period.

(f) Annualized

See Notes to Financial Statements.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Market Neutral Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Market Neutral Fund
Share Class	A	B	C	Z
NASDAQ	PJNAX	PJNBX	PJNCX	PJNZX
CUSIP	74440K850	74440K843	74440K835	74440K827

MF206E2    0188330-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

October 21, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

October 21, 2010